CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
158,722	ALPHABET, INC., CLASS A	$12,020,412	45,642,098
52,049	ALPHABET, INC., CLASS C	1,570,370	14,930,776
367,289	AT&T, INC.	7,383,329	10,647,708
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	137,970	129,528
135,147	COMCAST CORP., CLASS A	2,808,156	3,880,070
19,696	ELECTRONIC ARTS, INC.	2,515,604	4,015,424
3,138	FOX CORP., CLASS A	172,362	183,259
1,997	FOX CORP., CLASS B	103,118	106,041
174	LIBERTY GLOBAL LTD., CLASS A(b)(c)	836	2,104
3,328	LIVE NATION ENTERTAINMENT, INC.(b)	326,605	507,553
36,839	MATCH GROUP, INC.	1,127,310	1,131,326
60,916	META PLATFORMS, INC., CLASS A	11,400,370	34,851,871
38,046	MILLICOM INTERNATIONAL CELLULAR S.A.(c)	1,774,460	2,851,167
65,140	NETFLIX, INC.(b)	1,844,386	6,263,211
3,185	NEW YORK TIMES (THE) CO., CLASS A	266,814	266,680
2,327	NEWS CORP., CLASS A	6,751	58,012
7,982	OMNICOM GROUP, INC.	477,876	601,124
3,165	PARAMOUNT SKYDANCE CORP., CLASS B	36,668	28,548
6,537	SPOTIFY TECHNOLOGY S.A.(b)(c)	2,506,825	3,169,857
2,377	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	280,411	469,457
900	TKO GROUP HOLDINGS, INC.	132,552	181,485
11,920	T-MOBILE U.S., INC.	1,705,856	2,503,558
6,400	TRADE DESK (THE), INC., CLASS A(b)	190,693	145,216
79,158	VERIZON COMMUNICATIONS, INC.	3,092,983	3,973,732
52,006	VERSANT MEDIA GROUP, INC.	1,870,453	1,925,262
39,712	WALT DISNEY (THE) CO.	2,077,722	3,827,443
63,839	WARNER BROS. DISCOVERY, INC.(b)	928,831	1,753,019
		56,759,723	144,045,529	10.38%
Consumer Discretionary:
5,800	AIRBNB, INC., CLASS A(b)	653,346	732,424
182,678	AMAZON.COM, INC.(b)	18,303,089	38,046,347
3,518	APTIV PLC(b)(c)	221,443	244,290
7,973	ARAMARK	229,724	323,225
10,830	AUTONATION, INC.(b)	1,247,171	2,114,666
451	AUTOZONE, INC.(b)	703,172	1,523,379
11,266	BEST BUY CO., INC.	507,862	723,277
1,304	BOOKING HOLDINGS, INC.	3,050,291	5,490,257
1,618	CARMAX, INC.(b)	25,517	67,276
13,311	CARNIVAL CORP.	117,769	344,489
19,415	CHIPOTLE MEXICAN GRILL, INC.(b)	545,871	621,474
4,278	D.R. HORTON, INC.	441,130	587,027
2,092	DARDEN RESTAURANTS, INC.	196,066	410,116
100	DECKERS OUTDOOR CORP.(b)	10,759	10,009
1,918	DOMINO'S PIZZA, INC.	791,637	688,159
7,131	EBAY, INC.	220,604	649,064
14,674	ETSY, INC.(b)	728,092	733,406
14,008	EXPEDIA GROUP, INC.	1,406,366	3,234,307
52,082	FORD MOTOR CO.	371,245	601,026
13,928	GAP (THE), INC.	139,153	337,058
4,916	GARMIN LTD.(c)	738,917	1,140,561
102,470	GENERAL MOTORS CO.	3,522,530	7,634,015
3,380	GENUINE PARTS CO.	108,688	357,435
500	HASBRO, INC.	16,418	46,800
2,852	HILTON WORLDWIDE HOLDINGS, INC.	426,555	867,236
24,738	HOME DEPOT (THE), INC.	5,439,048	8,136,081
7,544	LAS VEGAS SANDS CORP.	230,685	406,471
4,218	LENNAR CORP., CLASS A	394,224	366,291
1,038	LKQ CORP.	12,949	30,486
8,696	LOWE'S COS., INC.	1,656,750	2,054,691
1,500	LULULEMON ATHLETICA, INC.(b)(c)	259,783	229,650
70,986	MACY'S, INC.	769,670	1,284,137
2,793	MARRIOTT INTERNATIONAL, INC., CLASS A	58,485	913,506
11,015	MCDONALD'S CORP.	1,994,898	3,423,352
2,953	MGM RESORTS INTERNATIONAL(b)	84,062	109,291
570	MOHAWK INDUSTRIES, INC.(b)	25,456	56,122
15,499	NIKE, INC., CLASS B	575,016	818,657
0
(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
301	NVR, INC.(b)	$1,050,159	1,983,539
15,307	O'REILLY AUTOMOTIVE, INC.(b)	1,248,139	1,412,989
5,853	PENSKE AUTOMOTIVE GROUP, INC.	765,614	875,141
38	PHINIA, INC.	836	2,601
500	POOL CORP.	108,965	101,165
17,150	PULTEGROUP, INC.	834,021	2,017,011
4,319	ROSS STORES, INC.	442,368	935,625
3,621	ROYAL CARIBBEAN CRUISES LTD.	165,127	996,427
16,283	STARBUCKS CORP.	111,341	1,458,794
5,514	TAPESTRY, INC.	155,013	778,081
62,900	TESLA, INC.(b)	15,076,222	23,383,075
22,965	TJX (THE) COS., INC.	2,817,102	3,667,510
31,659	TOLL BROTHERS, INC.	1,844,510	4,320,504
2,091	TRACTOR SUPPLY CO.	75,272	94,722
570	ULTA BEAUTY, INC.(b)	222,068	297,945
28,250	WILLIAMS-SONOMA, INC.	1,875,952	5,150,822
1,478	WYNN RESORTS LTD.	28,513	150,091
3,708	YUM! BRANDS, INC.	449,829	576,520
		73,495,492	133,558,620	9.62%
Consumer Staples:
7,803	ALBERTSONS COS., INC., CLASS A	133,682	132,963
130,346	ALTRIA GROUP, INC.	6,210,041	8,601,533
9,793	ARCHER-DANIELS-MIDLAND CO.	178,012	711,853
9,572	CHURCH & DWIGHT CO., INC.	207,931	893,259
65,185	COCA-COLA (THE) CO.	1,620,785	4,957,319
42,980	COLGATE-PALMOLIVE CO.	3,675,832	3,663,185
5,098	CONAGRA BRANDS, INC.	82,484	80,141
3,316	CONSTELLATION BRANDS, INC., CLASS A	445,408	497,400
5,961	COSTCO WHOLESALE CORP.	3,710,378	5,939,719
13,650	DOLLAR GENERAL CORP.	1,373,903	1,620,664
3,921	DOLLAR TREE, INC.(b)	229,861	429,389
3,423	ESTEE LAUDER (THE) COS., INC., CLASS A	255,788	245,669
11,790	GENERAL MILLS, INC.	263,103	438,824
2,797	HERSHEY (THE) CO.	244,839	581,468
19,849	HORMEL FOODS CORP.	419,885	449,580
1,236	J.M. SMUCKER (THE) CO.	57,018	119,200
4,365	KENVUE, INC.	74,807	75,253
1,557	KIMBERLY-CLARK CORP.	70,590	150,204
23,957	KRAFT HEINZ (THE) CO.	536,198	538,793
87,744	KROGER (THE) CO.	3,329,573	6,349,156
643	LAMB WESTON HOLDINGS, INC.	8,001	27,173
6,846	MCCORMICK & CO., INC. (NON VOTING)	390,428	345,312
2,244	MOLSON COORS BEVERAGE CO., CLASS B	79,027	96,627
6,638	MONDELEZ INTERNATIONAL, INC., CLASS A	92,437	382,614
3,399	MONGODB, INC.(b)	825,003	831,973
10,812	MONSTER BEVERAGE CORP.(b)	498,418	783,437
27,566	PEPSICO, INC.	2,986,902	4,280,724
20,890	PHILIP MORRIS INTERNATIONAL, INC.	2,074,884	3,453,953
35,060	PROCTER & GAMBLE (THE) CO.	2,149,233	5,064,066
181	SEABOARD CORP.	842,597	1,023,378
6,750	SYSCO CORP.	105,249	481,477
4,793	TARGET CORP.	395,586	580,912
7,967	TYSON FOODS, INC., CLASS A	312,870	510,446
98,754	WALMART, INC.	3,524,013	12,273,147
		37,404,766	66,610,811	4.80%
Energy:
14,635	BAKER HUGHES CO.	353,378	893,467
36,408	CHEVRON CORP.	2,037,648	7,532,815
24,198	CONOCOPHILLIPS	639,786	3,194,136
14,530	COTERRA ENERGY, INC.	308,678	510,584
5,729	DEVON ENERGY CORP.	152,596	288,283
8,177	DIAMONDBACK ENERGY, INC.	1,064,855	1,617,329
42,575	EOG RESOURCES, INC.	4,022,127	6,155,068
9,127	EQT CORP.	381,712	580,842
29,775	EXPAND ENERGY CORP.	3,295,611	3,268,699
89,635	EXXON MOBIL CORP.	6,328,240	15,207,474
12,740	HALLIBURTON CO.	264,810	496,733

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
47,360	KINDER MORGAN, INC.	$635,449	1,587,981
16,786	MARATHON PETROLEUM CORP.	1,500,674	4,098,805
236,343	NOV, INC.	3,483,695	4,445,612
12,583	OCCIDENTAL PETROLEUM CORP.	310,169	817,895
6,770	ONEOK, INC.	285,539	611,940
6,438	PHILLIPS 66	440,133	1,172,875
24,466	SLB LTD.	644,418	1,257,308
2,757	TARGA RESOURCES CORP.	179,472	691,263
17,291	TECHNIPFMC PLC(c)	710,289	1,195,327
800	TEXAS PACIFIC LAND CORP.	418,656	379,648
6,726	VALERO ENERGY CORP.	489,301	1,661,860
12,360	WILLIAMS (THE) COS., INC.	187,294	899,561
		28,134,530	58,565,505	4.22%
Financials:
6,255	AFLAC, INC.	421,194	686,236
27,691	ALLSTATE (THE) CORP.	3,730,458	5,741,452
8,433	AMERICAN EXPRESS CO.	1,092,566	2,550,814
31,871	AMERICAN INTERNATIONAL GROUP, INC.	1,566,127	2,398,293
1,476	AMERIPRISE FINANCIAL, INC.	259,606	655,934
2,473	AON PLC, CLASS A(c)	387,038	798,235
4,519	ARCH CAPITAL GROUP LTD.(b)	225,488	433,779
3,100	ARES MANAGEMENT CORP., CLASS A	362,845	338,210
606	ARTHUR J. GALLAGHER & CO.	39,790	131,248
26,045	ASSURANT, INC.	3,816,300	5,672,862
22,198	ASSURED GUARANTY LTD.	1,695,078	1,808,693
54,484	AXIS CAPITAL HOLDINGS LTD.	3,112,506	5,525,222
103,602	BANK OF AMERICA CORP.	1,138,664	5,050,598
74,408	BANK OF NEW YORK MELLON (THE) CORP.	4,962,843	8,827,021
28,772	BERKSHIRE HATHAWAY, INC., CLASS B(b)	5,146,491	13,787,542
2,282	BLACKROCK, INC.	1,665,035	2,194,622
6,716	BLACKSTONE, INC.	632,286	772,273
2,207	BOK FINANCIAL CORP.	215,924	282,628
1,469	BROWN & BROWN, INC.	76,488	95,794
14,375	CAPITAL ONE FINANCIAL CORP.	1,299,009	2,622,431
8,746	CBOE GLOBAL MARKETS, INC.	1,773,176	2,458,238
26,608	CHARLES SCHWAB (THE) CORP.	878,935	2,500,620
6,944	CHUBB LTD.(c)	1,112,746	2,263,258
285	CINCINNATI FINANCIAL CORP.	33,171	44,845
99,374	CITIGROUP, INC.	5,846,891	11,270,005
26,097	CME GROUP, INC.	5,612,241	7,707,749
34,465	CNA FINANCIAL CORP.	1,507,677	1,582,633
3,400	COINBASE GLOBAL, INC., CLASS A(b)	699,436	593,674
79,228	COREBRIDGE FINANCIAL, INC.	1,411,696	1,890,380
1,051	CORPAY, INC.(b)	289,982	305,831
4,400	ERIE INDEMNITY CO., CLASS A	1,186,707	1,105,764
1,402	EVEREST GROUP LTD.	416,252	458,244
446	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	82,330	759,092
7,394	FIDELITY NATIONAL INFORMATION SERVICES, INC.	127,790	346,853
10,045	FIFTH THIRD BANCORP	103,858	466,691
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	680,362
13,584	FISERV, INC.(b)	811,175	757,987
4,564	FRANKLIN RESOURCES, INC.	80,793	107,802
3,648	GLOBAL PAYMENTS, INC.	241,013	245,510
1,046	GLOBE LIFE, INC.	86,378	145,572
6,904	GOLDMAN SACHS GROUP (THE), INC.	752,018	5,840,715
11,988	HANOVER INSURANCE GROUP (THE), INC.	1,769,954	2,078,120
5,619	HARTFORD INSURANCE GROUP (THE), INC.	468,941	759,857
41,688	HUNTINGTON BANCSHARES, INC.	207,996	652,417
9,508	INTERACTIVE BROKERS GROUP, INC., CLASS A	659,432	637,702
6,789	INTERCONTINENTAL EXCHANGE, INC.	598,775	1,067,774
6,560	INVESCO LTD.	92,720	159,342
1,174	JANUS HENDERSON GROUP PLC(c)	36,850	60,308
54,731	JPMORGAN CHASE & CO.	3,616,123	16,099,671
19,114	KEYCORP	167,953	383,236
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,279,541
15,467	MASTERCARD, INC., CLASS A	4,513,737	7,728,241
5,731	METLIFE, INC.	201,149	405,296

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
84,222	MGIC INVESTMENT CORP.	$1,181,307	2,210,828
2,377	MOODY'S CORP.	736,486	1,036,966
1,236	MSCI, INC.	592,762	666,216
6,085	NASDAQ, INC.	139,382	516,556
1,902	NORTHERN TRUST CORP.	251,934	265,462
1,414	PAYPAL HOLDINGS, INC.	56,411	63,955
6,764	PNC FINANCIAL SERVICES GROUP (THE), INC.	257,336	1,407,521
10,575	POPULAR, INC.	728,404	1,418,848
2,757	PRINCIPAL FINANCIAL GROUP, INC.	112,974	248,433
7,310	PROGRESSIVE (THE) CORP.	802,476	1,449,134
5,610	PRUDENTIAL FINANCIAL, INC.	173,584	548,041
2,424	RAYMOND JAMES FINANCIAL, INC.	277,266	350,971
6,369	REGIONS FINANCIAL CORP.	25,867	166,358
9,764	REINSURANCE GROUP OF AMERICA, INC.	1,439,746	1,993,418
8,762	RENAISSANCERE HOLDINGS LTD.	1,929,599	2,604,329
34,300	ROBINHOOD MARKETS, INC., CLASS A(b)	2,462,231	2,376,990
8,805	S&P GLOBAL, INC.	3,394,826	3,745,119
1,236	STATE STREET CORP.	82,225	156,428
92,585	SYNCHRONY FINANCIAL	2,559,891	6,297,632
13,836	T. ROWE PRICE GROUP, INC.	1,057,334	1,247,177
2,871	TRAVELERS (THE) COS., INC.	188,138	837,413
39,391	TRUIST FINANCIAL CORP.	1,095,324	1,810,804
19,762	U.S. BANCORP	389,955	1,027,822
64,544	UNUM GROUP	2,659,345	4,713,648
56,013	VIRTU FINANCIAL, INC., CLASS A	1,731,131	2,463,452
27,637	VISA, INC., CLASS A	5,298,811	8,353,007
17,672	W.R. BERKLEY CORP.	230,535	1,171,300
51,027	WELLS FARGO & CO.	729,863	4,062,260
214,954	WESTERN UNION (THE) CO.	1,746,008	1,876,548
6,655	WEX, INC.(b)	815,650	1,018,481
1,202	WILLIS TOWERS WATSON PLC(c)	253,573	349,421
		101,813,622	189,671,755	13.67%
Health Care:
22,661	ABBOTT LABORATORIES	1,566,294	2,326,605
35,041	ABBVIE, INC.	3,204,389	7,621,067
12,455	AGILENT TECHNOLOGIES, INC.	1,281,188	1,419,621
3,138	ALIGN TECHNOLOGY, INC.(b)	430,585	537,947
479	ALNYLAM PHARMACEUTICALS, INC.(b)	157,644	158,487
11,340	AMGEN, INC.	2,272,114	3,989,979
4,762	BECTON, DICKINSON & CO.	480,417	748,729
2,187	BIOGEN, INC.(b)	253,221	400,943
2,377	BIO-TECHNE CORP.	119,176	124,222
25,701	BOSTON SCIENTIFIC CORP.(b)	143,258	1,612,738
24,036	BRISTOL-MYERS SQUIBB CO.	740,105	1,457,783
11,188	CARDINAL HEALTH, INC.	963,606	2,364,136
20,662	CENCORA, INC.	4,292,466	6,490,761
856	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	124,377	147,660
19,760	CIGNA GROUP (THE)	4,704,367	5,270,980
19,800	CVS HEALTH CORP.	1,061,715	1,422,036
10,960	DANAHER CORP.	876,007	2,078,016
6,270	DEXCOM, INC.(b)	122,864	393,756
7,321	EDWARDS LIFESCIENCES CORP.(b)	529,578	586,266
4,756	ELEVANCE HEALTH, INC.	1,274,244	1,392,319
12,328	ELI LILLY & CO.	2,638,988	11,338,925
64,606	EXELIXIS, INC.(b)	1,483,675	2,770,951
6,543	GE HEALTHCARE TECHNOLOGIES, INC.	371,777	465,731
21,882	GILEAD SCIENCES, INC.	689,511	3,049,694
3,042	HCA HEALTHCARE, INC.	911,616	1,439,596
1,616	HENRY SCHEIN, INC.(b)	102,289	119,099
4,761	HOLOGIC, INC.(b)	77,519	359,884
2,935	IDEXX LABORATORIES, INC.(b)	1,134,922	1,649,147
45,016	INCYTE CORP.(b)	2,472,640	4,236,906
2,662	INSULET CORP.(b)	476,678	558,594
5,259	INTUITIVE SURGICAL, INC.(b)	1,160,385	2,424,346
3,587	IQVIA HOLDINGS, INC.(b)	424,501	611,727
37,661	JOHNSON & JOHNSON	3,696,952	9,205,855
666	LABCORP HOLDINGS, INC.	164,101	177,695

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
5,410	MCKESSON CORP.	$1,619,259	4,681,598
1,523	MEDPACE HOLDINGS, INC.(b)	727,798	731,329
8,652	MEDTRONIC PLC(c)	701,544	749,696
40,678	MERCK & CO., INC.	1,150,731	4,893,157
475	METTLER-TOLEDO INTERNATIONAL, INC.(b)	514,783	599,070
11,885	MODERNA, INC.(b)	297,040	603,758
1,872	MOLINA HEALTHCARE, INC.(b)	273,641	249,538
93,199	PFIZER, INC.	1,608,560	2,617,028
1,331	QUEST DIAGNOSTICS, INC.	166,160	260,849
4,658	REGENERON PHARMACEUTICALS, INC.	2,990,735	3,598,957
3,803	RESMED, INC.	77,952	853,697
15,139	SOLVENTUM CORP.(b)	844,740	988,577
1,141	STERIS PLC	194,166	252,309
5,047	STRYKER CORP.	1,600,814	1,658,394
4,775	THERMO FISHER SCIENTIFIC, INC.	1,869,331	2,347,056
8,927	UNITED THERAPEUTICS CORP.(b)	2,166,861	5,293,533
17,658	UNITEDHEALTH GROUP, INC.	4,018,585	4,778,078
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	507,917
11,113	VEEVA SYSTEMS, INC., CLASS A(b)	2,037,986	1,952,110
3,233	VERTEX PHARMACEUTICALS, INC.(b)	525,164	1,443,664
4,588	VIATRIS, INC.	35,435	61,984
1,310	WATERS CORP.(b)	142,966	390,118
1,046	WEST PHARMACEUTICAL SERVICES, INC.	227,986	262,169
3,208	ZIMMER BIOMET HOLDINGS, INC.	128,675	290,067
542	ZOETIS, INC.	39,023	64,070
		64,620,552	119,080,924	8.58%
Industrials:
12,158	3M CO.	740,348	1,765,706
1,331	A.O. SMITH CORP.	69,157	87,766
17,717	ACUITY, INC.	2,880,782	4,964,658
95	ALLEGION PLC(c)	10,087	13,803
49,948	ALLISON TRANSMISSION HOLDINGS, INC.	2,135,146	5,846,913
4,920	AMETEK, INC.	69,613	1,054,651
6,498	AUTOMATIC DATA PROCESSING, INC.	336,872	1,320,264
1,336	AXON ENTERPRISE, INC.(b)	436,891	567,386
12,087	BOEING (THE) CO.(b)	1,667,130	2,405,676
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	359,568
17,730	BUILDERS FIRSTSOURCE, INC.(b)	1,331,418	1,459,711
2,092	C.H. ROBINSON WORLDWIDE, INC.	148,880	347,419
16,311	CARRIER GLOBAL CORP.	349,783	918,472
12,360	CATERPILLAR, INC.	962,839	8,756,566
17,300	CINTAS CORP.	687,648	2,926,122
8,040	COPART, INC.(b)	144,948	266,928
39,272	CSX CORP.	903,591	1,612,116
4,218	CUMMINS, INC.	959,137	2,269,368
948	CURTISS-WRIGHT CORP.	262,835	645,702
3,036	DEERE & CO.	95,727	1,710,179
11,257	DELTA AIR LINES, INC.	441,294	748,365
214	DOVER CORP.	24,723	44,608
9,827	EATON CORP. PLC(c)	254,796	3,514,823
3,561	EMCOR GROUP, INC.	649,186	2,629,122
5,995	EMERSON ELECTRIC CO.	706,101	785,465
1,586	EQUIFAX, INC.	297,272	285,591
2,757	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	259,227	394,885
2,715	FEDEX CORP.	231,306	967,029
6,728	FORTIVE CORP.	265,995	371,924
110,089	GATES INDUSTRIAL CORP. PLC(b)	1,234,770	2,489,112
10,112	GE VERNOVA, INC.	2,406,675	8,826,765
5,270	GENERAL DYNAMICS CORP.	1,121,102	1,808,769
46,868	GENERAL ELECTRIC CO.	4,288,732	13,299,732
12,908	HONEYWELL INTERNATIONAL, INC.	1,096,868	2,917,595
29,639	HOWMET AEROSPACE, INC.	957,715	6,830,604
5,712	HUBBELL, INC.	1,323,044	2,803,107
6,628	HUNTINGTON INGALLS INDUSTRIES, INC.	1,792,442	2,517,977
1,371	IDEX CORP.	119,804	259,873
4,682	ILLINOIS TOOL WORKS, INC.	173,983	1,218,678
3,803	INGERSOLL RAND, INC.	207,678	304,696

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
761	JB HUNT TRANSPORT SERVICES, INC.	$105,794	161,256
9,374	JOHNSON CONTROLS INTERNATIONAL PLC	788,696	1,227,525
2,521	L3HARRIS TECHNOLOGIES, INC.	417,477	870,123
100	LENNOX INTERNATIONAL, INC.	52,873	46,413
3,800	LOCKHEED MARTIN CORP.	1,517,617	2,296,682
4,963	MASCO CORP.	206,868	299,616
4,962	NORFOLK SOUTHERN CORP.	1,035,097	1,424,094
2,380	NORTHROP GRUMMAN CORP.	359,223	1,623,731
7,416	OLD DOMINION FREIGHT LINE, INC.	621,944	1,449,086
5,058	OTIS WORLDWIDE CORP.	84,818	389,871
19,918	OWENS CORNING	1,790,903	2,155,526
22,310	PACCAR, INC.	1,506,462	2,576,805
4,628	PARKER-HANNIFIN CORP.	350,966	4,143,171
282	PAYCHEX, INC.	19,357	25,978
458	PAYCOM SOFTWARE, INC.	61,711	55,665
2,585	PENTAIR PLC(c)	52,058	225,179
1,956	QUANTA SERVICES, INC.	669,784	1,073,883
3,217	REPUBLIC SERVICES, INC.	303,852	704,587
5,156	ROCKET LAB CORP.(b)	200,262	331,118
1,902	ROCKWELL AUTOMATION, INC.	594,180	682,590
10,172	ROLLINS, INC.	254,570	543,287
66,857	RTX CORP.	6,414,051	12,896,715
17,901	RYDER SYSTEM, INC.	1,534,307	3,664,514
8,747	SOUTHWEST AIRLINES CO.	236,619	328,625
1,956	STANLEY BLACK & DECKER, INC.	55,822	138,993
8,554	TEXTRON, INC.	551,135	748,988
11,205	TRANE TECHNOLOGIES PLC(c)	709,046	4,669,572
770	TRANSDIGM GROUP, INC.	467,741	892,399
29,252	UBER TECHNOLOGIES, INC.(b)	1,889,693	2,104,096
9,995	UNION PACIFIC CORP.	1,299,179	2,424,987
4,278	UNITED AIRLINES HOLDINGS, INC.(b)	184,544	393,876
6,547	UNITED PARCEL SERVICE, INC., CLASS B	451,985	644,094
4,560	UNITED RENTALS, INC.	773,617	3,322,234
1,922	VERALTO CORP.	13,339	169,943
470	VERISK ANALYTICS, INC.	79,670	89,183
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	658,023
9,041	WASTE MANAGEMENT, INC.	220,835	2,077,531
1,997	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	206,514	499,070
570	WW GRAINGER, INC.	563,069	621,762
3,542	XYLEM, INC.	222,874	423,269
		59,120,439	151,391,754	10.91%
Information Technology:
2,058	ACCENTURE PLC, CLASS A(c)	194,226	408,081
5,850	ADOBE, INC.(b)	560,810	1,422,018
25,137	ADVANCED MICRO DEVICES, INC.(b)	1,144,075	5,113,620
42,836	AMKOR TECHNOLOGY, INC.	749,635	1,928,905
19,000	AMPHENOL CORP., CLASS A	920,353	2,400,650
7,204	ANALOG DEVICES, INC.	755,498	2,291,881
325,973	APPLE, INC.	30,183,776	82,728,688
21,531	APPLIED MATERIALS, INC.	2,152,713	7,359,080
15,189	APPLOVIN CORP., CLASS A(b)	3,176,485	6,045,222
41,428	ARISTA NETWORKS, INC.(b)	2,503,964	5,086,530
28,572	ATLASSIAN CORP., CLASS A(b)(c)	2,067,888	1,950,039
2,929	AUTODESK, INC.(b)	369,592	701,203
25,946	AVNET, INC.	1,082,080	1,598,793
109,030	BROADCOM, INC.	8,663,026	33,745,875
11,300	CADENCE DESIGN SYSTEMS, INC.(b)	874,234	3,139,931
7,000	CDW CORP.	292,424	847,140
10,799	CIRRUS LOGIC, INC.(b)	1,318,492	1,561,751
75,685	CISCO SYSTEMS, INC.	2,382,778	5,872,399
6,353	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	243,164	389,757
14,832	CORNING, INC.	80,983	2,016,707
3,418	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	918,168	1,334,421
4,754	DELL TECHNOLOGIES, INC., CLASS C	407,022	780,274
38,021	DROPBOX, INC., CLASS A(b)	796,223	863,837
900	EPAM SYSTEMS, INC.(b)	130,131	121,860
95	F5, INC.(b)	13,528	27,486

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
2,934	FAIR ISAAC CORP.(b)	$1,574,844	3,132,162
1,711	FIRST SOLAR, INC.(b)	213,331	337,512
27,715	FORTINET, INC.(b)	401,934	2,264,870
81,960	GEN DIGITAL, INC.	1,553,092	1,543,307
2,000	GODADDY, INC., CLASS A(b)	186,275	165,340
100,994	HEWLETT PACKARD ENTERPRISE CO.	1,239,124	2,404,667
294,093	HP, INC.	5,513,507	5,649,527
6,865	HUBSPOT, INC.(b)	1,675,082	1,675,746
68,265	INTEL CORP.(b)	1,053,834	3,012,534
15,705	INTERNATIONAL BUSINESS MACHINES CORP.	2,190,970	3,806,735
3,469	INTUIT, INC.	440,804	1,499,926
25,938	JABIL, INC.	2,190,154	6,889,911
2,852	KEYSIGHT TECHNOLOGIES, INC.(b)	398,466	805,319
5,676	KLA CORP.	1,927,363	8,357,399
45,530	LAM RESEARCH CORP.	471,075	9,727,940
23,168	MICROCHIP TECHNOLOGY, INC.	636,645	1,496,884
38,012	MICRON TECHNOLOGY, INC.	2,539,955	12,841,974
150,936	MICROSOFT CORP.	20,881,436	55,871,979
570	MONOLITHIC POWER SYSTEMS, INC.	214,621	623,209
2,662	MOTOROLA SOLUTIONS, INC.	743,957	1,155,228
4,827	NETAPP, INC.	429,043	494,237
22,726	NUTANIX, INC., CLASS A(b)	866,742	863,815
573,737	NVIDIA CORP.	14,353,863	100,059,733
3,637	NXP SEMICONDUCTORS N.V.(c)	311,605	715,980
1,806	ON SEMICONDUCTOR CORP.(b)	92,780	111,828
22,674	ORACLE CORP.	1,644,999	3,335,572
62,385	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	4,272,116	9,125,678
9,698	PALO ALTO NETWORKS, INC.(b)	1,371,348	1,554,783
31,202	PEGASYSTEMS, INC.	1,320,523	1,327,957
4,000	PTC, INC.(b)	313,055	569,960
3,500	QNITY ELECTRONICS, INC.	118,651	403,830
20,802	QUALCOMM, INC.	2,221,108	2,678,882
2,242	RALLIANT CORP.	87,058	93,245
63,434	RINGCENTRAL, INC., CLASS A	1,642,065	2,359,110
656	ROPER TECHNOLOGIES, INC.	86,090	232,132
15,231	SALESFORCE, INC.	1,322,829	2,843,171
1,598	SANDISK CORP.(b)	18,990	1,015,273
1,656	SEAGATE TECHNOLOGY HOLDINGS PLC	15,575	648,755
34,247	SERVICENOW, INC.(b)	3,024,713	3,580,524
9,698	SUPER MICRO COMPUTER, INC.(b)	301,467	220,823
6,400	SYNOPSYS, INC.(b)	914,219	2,537,472
7,524	TD SYNNEX CORP.	672,396	1,269,374
761	TE CONNECTIVITY PLC(c)	93,504	159,064
570	TELEDYNE TECHNOLOGIES, INC.(b)	214,708	344,856
41,093	TERADATA CORP.(b)	1,047,890	1,053,214
5,300	TERADYNE, INC.	138,023	1,571,238
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,393,792
6,702	TRIMBLE, INC.(b)	85,249	437,171
2,896	TWILIO, INC., CLASS A(b)	287,823	364,375
5,846	UBIQUITI, INC.	2,066,170	4,620,035
74,787	UIPATH, INC., CLASS A(b)	828,209	830,136
808	VERISIGN, INC.	128,816	200,675
4,987	WESTERN DIGITAL CORP.	63,527	1,348,934
366	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	39,265	76,523
42,515	ZOOM COMMUNICATIONS, INC.(b)	2,565,924	3,417,781
		151,924,528	448,858,245	32.35%
Materials:
2,276	AIR PRODUCTS AND CHEMICALS, INC.	327,936	661,155
7,881	ALBEMARLE CORP.	393,817	1,414,876
21,782	AMCOR PLC(c)	810,012	865,834
31,145	ANGLOGOLD ASHANTI PLC(c)	2,107,930	3,032,277
4,465	AVERY DENNISON CORP.	425,188	771,016
4,374	BALL CORP.	236,116	258,547
190	CF INDUSTRIES HOLDINGS, INC.	16,836	24,670
7,475	CORTEVA, INC.	145,118	625,732
26,338	DOW, INC.	602,660	1,096,978
7,000	DUPONT DE NEMOURS, INC.	85,304	320,600

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
3,795	ECOLAB, INC.	$206,235	1,009,546
22,438	FREEPORT-MCMORAN, INC.	425,619	1,318,906
3,348	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	217,899	242,897
6,546	LINDE PLC	1,556,870	3,245,245
4,476	LYONDELLBASELL INDUSTRIES N.V., CLASS A	176,907	360,587
1,800	MARTIN MARIETTA MATERIALS, INC.	1,111,764	1,059,624
26,329	MOSAIC (THE) CO.	637,212	671,390
63,947	NEWMONT CORP.	3,792,002	6,922,263
951	NUCOR CORP.	108,432	160,814
1,236	PACKAGING CORP. OF AMERICA	166,156	262,304
4,917	PPG INDUSTRIES, INC.	117,132	525,529
551	SHERWIN-WILLIAMS (THE) CO.	182,541	176,623
7,600	SMURFIT WESTROCK PLC(c)	338,927	302,860
2,494	SOLSTICE ADVANCED MATERIALS, INC.	55,034	189,943
5,134	STEEL DYNAMICS, INC.	547,936	924,120
1,997	VULCAN MATERIALS CO.	60,329	543,783
		14,851,912	26,988,119	1.95%
Real Estate:
777	ALEXANDRIA REAL ESTATE EQUITIES, INC.	21,390	36,068
5,942	AMERICAN TOWER CORP.	725,268	1,025,470
1,839	AVALONBAY COMMUNITIES, INC.	210,387	300,401
3,126	BXP, INC.	151,599	162,239
826	CAMDEN PROPERTY TRUST	20,001	80,667
3,518	CBRE GROUP, INC., CLASS A(b)	458,125	476,548
24,900	COSTAR GROUP, INC.(b)	1,217,989	1,004,466
14,547	CROWN CASTLE, INC.	1,002,552	1,182,816
4,713	DIGITAL REALTY TRUST, INC.	614,151	849,330
1,346	EQUINIX, INC.	458,738	1,319,403
5,149	EQUITY RESIDENTIAL	164,357	304,563
642	ESSEX PROPERTY TRUST, INC.	68,192	155,364
3,238	EXTRA SPACE STORAGE, INC.	348,103	424,599
951	FEDERAL REALTY INVESTMENT TRUST	51,596	101,006
67	GAMING AND LEISURE PROPERTIES, INC.	2,620	2,973
6,655	HEALTHPEAK PROPERTIES, INC.	54,872	109,342
9,529	HOST HOTELS & RESORTS, INC.	63,410	182,576
4,417	IRON MOUNTAIN, INC.	319,771	451,152
6,534	KIMCO REALTY CORP.	59,309	146,819
1,711	MID-AMERICA APARTMENT COMMUNITIES, INC.	124,609	208,947
14,970	PROLOGIS, INC.	679,777	1,978,735
1,650	PUBLIC STORAGE	207,759	446,952
12,932	REALTY INCOME CORP.	595,322	791,180
3,708	REGENCY CENTERS CORP.	80,756	280,547
1,997	SBA COMMUNICATIONS CORP.	203,664	343,704
7,543	SIMON PROPERTY GROUP, INC.	663,592	1,406,996
31	SUN COMMUNITIES, INC.	2,898	3,905
3,898	UDR, INC.	58,512	131,674
95	VENTAS, INC.	3,764	7,769
12,897	VICI PROPERTIES, INC.	301,342	352,346
11,052	WELLTOWER, INC.	1,321,460	2,185,091
4,413	WEYERHAEUSER CO.	55,573	107,810
		10,311,458	16,561,458	1.19%
Utilities:
11,314	AES (THE) CORP.	126,005	159,414
1,902	ALLIANT ENERGY CORP.	23,618	136,488
1,997	AMEREN CORP.	86,743	219,510
7,986	AMERICAN ELECTRIC POWER CO., INC.	648,548	1,046,805
3,308	AMERICAN WATER WORKS CO., INC.	402,752	450,186
2,187	ATMOS ENERGY CORP.	328,487	403,983
5,705	CENTERPOINT ENERGY, INC.	65,179	246,228
9,698	CMS ENERGY CORP.	108,506	752,371
4,825	CONSOLIDATED EDISON, INC.	311,076	546,093
4,944	CONSTELLATION ENERGY CORP.	532,277	1,380,612
14,806	DOMINION ENERGY, INC.	526,784	915,307
8,462	DTE ENERGY CO.	666,725	1,237,314
7,084	DUKE ENERGY CORP.	238,699	927,579
4,112	EDISON INTERNATIONAL	127,949	300,916
5,446	ENTERGY CORP.	220,425	611,913

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
6,295	EVERGY, INC.	$310,691	515,686
4,717	EVERSOURCE ENERGY	119,002	326,794
14,071	EXELON CORP.	501,014	689,760
7,606	FIRSTENERGY CORP.	220,938	385,320
12,676	NATIONAL FUEL GAS CO.	999,456	1,191,037
25,954	NEXTERA ENERGY, INC.	1,316,755	2,410,608
6,750	NISOURCE, INC.	43,017	314,955
21,700	NRG ENERGY, INC.	1,897,450	3,171,238
32,992	PG&E CORP.	457,884	579,669
7,511	PINNACLE WEST CAPITAL CORP.	498,997	756,733
9,127	PPL CORP.	210,572	348,651
7,321	PUBLIC SERVICE ENTERPRISE GROUP, INC.	552,302	592,635
10,554	SEMPRA	459,188	1,025,532
18,635	SOUTHERN (THE) CO.	1,037,495	1,798,650
4,939	VISTRA CORP.	572,839	742,480
2,092	WEC ENERGY GROUP, INC.	149,198	242,191
5,514	XCEL ENERGY, INC.	402,885	438,032
		14,163,456	24,864,690	1.79%
	Sub-total Common Stocks:	612,600,478	1,380,197,410	99.46%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
7,831,350	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.54%(e)	7,831,350	7,831,350
	Sub-total Short-Term Investments:	7,831,350	7,831,350	0.56%
	Total Investments	$620,431,828	1,388,028,760	100.02%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2026, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.14% of net assets.

(d)	Security has been deemed worthless and is a Level 3 investment.
(e)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2025, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,560,695 with net purchases of $1,270,655 during the three months ended March 31, 2026.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2026 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2026.
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,380,197,410	$—	$—	$1,380,197,410
Rights	—	—	—*	—
Short-Term Investments	7,831,350	—	—	7,831,350
Total	$1,388,028,760	$—	$—	$1,388,028,760

* Security has been deemed worthless and is a Level 3 investment.
For the Core Equity Fund, the investment value is comprised of equity securities, rights, and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification.  Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2026.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
700	CABLE ONE, INC.(b)	$66,577	63,847
18,488	CARGURUS, INC.(b)	557,805	629,516
4,600	CINEMARK HOLDINGS, INC.	116,589	131,192
7,100	COGENT COMMUNICATIONS HOLDINGS, INC.	126,917	133,764
5,800	DOUBLEVERIFY HOLDINGS, INC.(b)	57,048	55,100
17,772	EVERQUOTE, INC., CLASS A(b)	340,237	274,044
8,358	GLOBALSTAR, INC.(b)	527,290	555,138
3,500	GOGO, INC.(b)	15,142	14,070
2,900	IAC, INC.(b)	115,671	116,087
1,942	IBOTTA, INC., CLASS A(b)	45,478	58,202
41,160	IDT CORP., CLASS B	2,113,695	2,020,956
4,689	IRIDIUM COMMUNICATIONS, INC.	78,583	130,073
1,000	JOHN WILEY & SONS, INC., CLASS A	38,270	38,100
149,941	LUMEN TECHNOLOGIES, INC.(b)	939,975	1,042,090
14,241	MADISON SQUARE GARDEN ENTERTAINMENT CORP.(b)	881,675	838,937
1,018	MADISON SQUARE GARDEN SPORTS CORP.(b)	198,374	327,185
3,686	MAGNITE, INC.(b)	51,511	43,790
10,100	MATCH GROUP, INC.	311,236	310,171
26,407	MEDIAALPHA, INC., CLASS A(b)	313,937	245,585
284,461	NEXXEN INTERNATIONAL LTD.(b)(c)	2,213,709	1,854,686
138,303	PLAYTIKA HOLDING CORP.(c)	464,848	384,482
3,061	QUINSTREET, INC.(b)	43,214	36,763
996	SCHOLASTIC CORP.	30,645	38,904
2,736	SHENANDOAH TELECOMMUNICATIONS CO.	31,980	42,189
110,924	SHUTTERSTOCK, INC.(d)	2,939,008	1,842,448
200	SPHERE ENTERTAINMENT CO.(b)	21,668	23,480
293,303	TECHTARGET, INC.(b)	2,081,034	1,138,016
4,300	TELEPHONE AND DATA SYSTEMS, INC.	148,732	181,030
43,651	THRYV HOLDINGS, INC.(b)	250,216	119,604
4,923	TRIPADVISOR, INC.(b)	61,899	52,479
7,648	UNITI GROUP, INC.(b)	55,187	71,738
20,273	YELP, INC.(b)	653,893	501,554
86,883	ZIFF DAVIS, INC.(b)	3,149,961	3,645,611
53,691	ZIPRECRUITER, INC., CLASS A(b)	279,742	98,791
11,600	ZOOMINFO TECHNOLOGIES, INC.(b)	68,851	69,368
		19,390,597	17,128,990	3.94%
Consumer Discretionary:
8,861	ABERCROMBIE & FITCH CO., CLASS A(b)	792,927	809,630
4,946	ACADEMY SPORTS & OUTDOORS, INC.	219,855	279,202
1,946	ACUSHNET HOLDINGS CORP.	125,001	181,912
3,000	ADIENT PLC(b)	59,960	60,630
2,696	ADVANCE AUTO PARTS, INC.	102,911	142,214
8,662	AMERICAN EAGLE OUTFITTERS, INC.	100,435	144,655
15,096	AMERICAN PUBLIC EDUCATION, INC.(b)	405,764	858,660
17,180	ARHAUS, INC.	171,180	116,480
501	ASBURY AUTOMOTIVE GROUP, INC.(b)	85,122	97,900
4,100	BJ'S RESTAURANTS, INC.(b)	140,610	143,910
2,008	BOOT BARN HOLDINGS, INC.(b)	319,538	293,891
1,102	BORGWARNER, INC.	31,986	59,795
5,893	BRINKER INTERNATIONAL, INC.(b)	905,509	841,344
17,076	BUCKLE (THE), INC.	957,343	859,947
3,728	CAESARS ENTERTAINMENT, INC.(b)	89,034	98,531
9,153	CALLAWAY GOLF CO.(b)	62,573	127,044
8,400	CARMAX, INC.(b)	342,851	349,272
1,600	CARTER'S, INC.	51,280	57,216
206,397	CENTURY CASINOS, INC.(b)	1,197,529	286,892
2,048	CENTURY COMMUNITIES, INC.	93,947	117,514
2,100	CHAMPION HOMES, INC.(b)	143,154	156,177
1,980	CHEESECAKE FACTORY (THE), INC.	109,043	108,405
13,901	COURSERA, INC.(b)	97,532	80,904
6,958	COVISTA, INC.(b)	697,669	801,909
1,200	CRACKER BARREL OLD COUNTRY STORE, INC.	34,312	33,732
4,040	DANA, INC.	96,514	135,946
1,116	DORMAN PRODUCTS, INC.(b)	122,302	116,466
209,700	DREAM FINDERS HOMES, INC., CLASS A(b)	4,119,618	2,919,024
4,100	ETHAN ALLEN INTERIORS, INC.	91,538	91,266

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
4,679	ETSY, INC.(b)	$232,947	233,856
800	FOX FACTORY HOLDING CORP.(b)	14,536	13,168
19,014	FRONTDOOR, INC.(b)	1,038,993	1,005,080
14,245	GENESCO, INC.(b)	597,763	412,963
1,500	G-III APPAREL GROUP LTD.	41,998	41,550
123,149	GILDAN ACTIVEWEAR, INC.(c)	5,236,183	6,853,242
2,340	GREEN BRICK PARTNERS, INC.(b)	138,667	150,813
600	GROUP 1 AUTOMOTIVE, INC.	198,912	198,378
26,059	HASBRO, INC.	1,748,654	2,439,122
1,558	INSTALLED BUILDING PRODUCTS, INC.	228,696	413,104
4,786	KOHL'S CORP.	48,232	61,739
2,251	KONTOOR BRANDS, INC.	140,591	158,223
23,124	LAUREATE EDUCATION, INC.(b)	762,070	805,640
509	LA-Z-BOY, INC.	11,758	16,359
4,276	LCI INDUSTRIES	410,373	525,862
5,800	LEGGETT & PLATT, INC.	49,423	57,304
2,600	LGI HOMES, INC.(b)	102,354	102,778
6,600	LIFE TIME GROUP HOLDINGS, INC.(b)	175,466	177,804
4,314	LINCOLN EDUCATIONAL SERVICES CORP.(b)	162,276	175,494
5,887	LINDBLAD EXPEDITIONS HOLDINGS, INC.(b)	74,332	101,845
12,380	LITHIA MOTORS, INC.	3,198,529	3,091,534
10,038	LKQ CORP.	301,793	294,816
103,628	LUCKY STRIKE ENTERTAINMENT CORP.(d)	922,090	862,185
1,700	M/I HOMES, INC.(b)	198,341	208,165
120,963	MALIBU BOATS, INC., CLASS A(b)	4,988,641	3,135,361
575	MARINEMAX, INC.(b)	13,007	15,560
991	MARRIOTT VACATIONS WORLDWIDE CORP.	67,252	64,534
1,300	MATTHEWS INTERNATIONAL CORP., CLASS A	33,279	33,566
4,200	MISTER CAR WASH, INC.(b)	26,683	29,274
9,447	MONARCH CASINO & RESORT, INC.	775,142	903,133
3,200	NATIONAL VISION HOLDINGS, INC.(b)	73,461	82,880
14,053	NEWELL BRANDS, INC.	46,601	48,202
600	ONESPAWORLD HOLDINGS LTD.	13,002	13,770
1,400	PAPA JOHN'S INTERNATIONAL, INC.	45,876	45,374
1,838	PATRICK INDUSTRIES, INC.	168,719	204,147
89,583	PELOTON INTERACTIVE, INC., CLASS A(b)	582,588	384,311
5,500	PENN ENTERTAINMENT, INC.(b)	80,168	82,665
2,382	PERDOCEO EDUCATION CORP.	75,892	88,634
38,089	PETCO HEALTH & WELLNESS CO., INC.(b)	113,398	105,887
1,244	PHINIA, INC.	61,055	85,139
1,320	PURSUIT ATTRACTIONS AND HOSPITALITY, INC.(b)	39,638	48,352
13,207	REALREAL (THE), INC.(b)	170,331	119,920
17,478	REVOLVE GROUP, INC.(b)	397,066	395,178
15,442	RUSH STREET INTERACTIVE, INC.(b)	186,176	335,863
16,900	SABRE CORP.(b)	25,947	24,505
1,694	SHAKE SHACK, INC., CLASS A(b)	134,811	149,868
1,730	SIGNET JEWELERS LTD.	142,117	146,427
6,260	SIX FLAGS ENTERTAINMENT CORP.(b)	97,224	111,115
2,269	SONIC AUTOMOTIVE, INC., CLASS A	136,429	155,585
78,208	SONOS, INC.(b)	1,311,245	1,047,987
2,000	STEVEN MADDEN LTD.	49,355	67,840
6,717	STITCH FIX, INC., CLASS A(b)	35,513	22,233
1,300	STRATEGIC EDUCATION, INC.	77,339	107,848
4,059	STRIDE, INC.(b)	258,083	357,882
1,391	STURM RUGER & CO., INC.	49,613	55,765
88,352	THREDUP, INC., CLASS A(b)	471,220	289,795
4,600	TRI POINTE HOMES, INC.(b)	135,728	214,958
4,900	UNDER ARMOUR, INC., CLASS A(b)	29,141	28,959
2,400	UPBOUND GROUP, INC.	44,870	43,320
12,553	URBAN OUTFITTERS, INC.(b)	560,883	795,233
150,396	VALVOLINE, INC.(b)	5,064,536	5,065,337
8,766	VICTORIA'S SECRET & CO.(b)	414,754	406,392
112,430	WINNEBAGO INDUSTRIES, INC.	4,945,540	3,484,206
9,456	WOLVERINE WORLD WIDE, INC.	155,534	154,322
1,541	XPEL, INC.(b)	42,236	68,205
		49,942,107	47,791,024	10.99%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples:
1,802	ANDERSONS (THE), INC.	$56,601	129,348
9,400	B&G FOODS, INC.	38,404	45,214
25,447	BEAUTY HEALTH (THE) CO.(b)	24,691	22,648
2,761	CAL-MAINE FOODS, INC.	192,333	218,533
838	CENTRAL GARDEN & PET CO., CLASS A(b)	23,978	27,168
1,714	CHEFS' WAREHOUSE (THE), INC.(b)	93,067	101,897
1,300	EDGEWELL PERSONAL CARE CO.	27,416	27,742
5,241	ENERGIZER HOLDINGS, INC.	100,669	86,057
400	FRESH DEL MONTE PRODUCE, INC.	10,912	16,104
2,100	FRESHPET, INC.(b)	115,769	123,816
20,890	HERBALIFE LTD.(b)	333,705	307,501
25,244	INGREDION, INC.	2,637,862	2,843,989
900	INTERPARFUMS, INC.	68,995	81,756
9,729	JOHN B. SANFILIPPO & SON, INC.	778,919	771,802
5,900	LAMB WESTON HOLDINGS, INC.	240,931	249,334
3,056	NATIONAL BEVERAGE CORP.(b)	98,640	102,834
3,501	NATURAL GROCERS BY VITAMIN COTTAGE, INC.	87,804	90,501
6,784	NATURE'S SUNSHINE PRODUCTS, INC.(b)	79,725	162,748
56,865	ODDITY TECH LTD., CLASS A(b)(c)	1,948,252	760,854
314	PRICESMART, INC.	18,881	47,257
964	SPECTRUM BRANDS HOLDINGS, INC.	52,597	71,047
1,155	TOOTSIE ROLL INDUSTRIES, INC.	34,729	49,326
2,581	UNITED NATURAL FOODS, INC.(b)	85,493	116,300
1,229	UNIVERSAL CORP.	59,977	64,768
4,573	VITA COCO (THE) CO., INC.(b)	176,102	219,092
1,500	VITAL FARMS, INC.(b)	19,528	21,180
520	WD-40 CO.	103,084	106,049
		7,509,064	6,864,865	1.58%
Energy:
14,115	ARCHROCK, INC.	337,843	491,202
197,169	ATLAS ENERGY SOLUTIONS, INC.	2,319,115	2,586,857
300	BRISTOW GROUP, INC.	11,625	14,067
8,464	CACTUS, INC., CLASS A	352,249	400,940
3,626	CALIFORNIA RESOURCES CORP.	148,155	250,992
362	CHEVRON CORP.	35,198	74,898
3,000	COMSTOCK RESOURCES, INC.(b)	54,650	63,240
1,700	CORE LABORATORIES, INC.	20,482	28,543
2,788	CORE NATURAL RESOURCES, INC.	205,748	291,987
15,793	CRESCENT ENERGY CO., CLASS A	130,950	213,206
21,044	DELEK U.S. HOLDINGS, INC.	902,016	948,453
83,396	DMC GLOBAL, INC.(b)	594,949	434,493
1,652	DORIAN LPG LTD.	45,351	56,498
35,507	FLOWCO HOLDINGS, INC., CLASS A	609,002	731,444
54,643	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	369,050	540,419
4,443	HELMERICH & PAYNE, INC.	130,651	160,081
2,600	INNOVEX INTERNATIONAL, INC.(b)	40,630	63,414
1,692	INTERNATIONAL SEAWAYS, INC.	75,097	123,313
18,869	KODIAK GAS SERVICES, INC.	760,230	1,100,440
5,000	LIBERTY ENERGY, INC.	58,880	144,000
21,048	MAGNOLIA OIL & GAS CORP., CLASS A	581,787	664,485
23,876	NATIONAL ENERGY SERVICES REUNITED CORP.(b)	416,632	512,618
5,000	NOBLE CORP. PLC	140,935	245,350
500	NORTHERN OIL & GAS, INC.	13,966	14,615
10,232	NOV, INC.	94,293	192,464
6,202	OCEANEERING INTERNATIONAL, INC.(b)	114,143	219,985
17,482	PAR PACIFIC HOLDINGS, INC.(b)	536,943	1,095,073
24,300	PATTERSON-UTI ENERGY, INC.	140,825	263,169
2,300	PEABODY ENERGY CORP.	86,106	75,785
3,300	RPC, INC.	14,938	23,364
15,841	SELECT WATER SOLUTIONS, INC.	208,319	242,367
6,637	SM ENERGY CO.	130,543	206,942
1,209	SOLARIS ENERGY INFRASTRUCTURE, INC.	66,780	68,321
1,800	TALOS ENERGY, INC.(b)	16,760	28,368
8,583	TETRA TECHNOLOGIES, INC.(b)	73,747	73,127
5,520	TIDEWATER, INC.(b)	374,487	461,196
12,669	WEATHERFORD INTERNATIONAL PLC	993,497	1,198,234

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
9,753	WORLD KINECT CORP.	$228,941	225,002
		11,435,513	14,528,952	3.34%
Financials:
956	ACADIAN ASSET MANAGEMENT, INC.	46,200	52,025
5,916	ADAMAS TRUST, INC.	35,345	43,542
16,165	AMERICAN INTEGRITY INSURANCE GROUP, INC.	332,042	311,661
1,200	AMERIS BANCORP	72,947	93,588
900	AMERISAFE, INC.	29,691	29,997
5,354	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	44,350	56,538
8,600	ARBOR REALTY TRUST, INC.	63,860	66,306
4,700	ARMOUR RESIDENTIAL REIT, INC.	74,339	78,396
8,768	ARROW FINANCIAL CORP.	278,905	294,342
2,996	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	92,913	109,024
8,354	ASSOCIATED BANC-CORP	143,527	216,034
252	ASSURED GUARANTY LTD.	21,505	20,533
5,500	ATLANTIC UNION BANKSHARES CORP.	180,432	196,570
2,524	AXOS FINANCIAL, INC.(b)	107,811	214,767
12,902	BANC OF CALIFORNIA, INC.	153,060	226,817
2,200	BANCFIRST CORP.	219,431	238,700
1,800	BANCORP (THE), INC.(b)	95,340	96,714
14,967	BANK OF HAWAII CORP.	986,715	1,111,300
387	BANKUNITED, INC.	17,635	17,477
7,960	BANKWELL FINANCIAL GROUP, INC.	386,302	386,219
8,000	BEACON FINANCIAL CORP.	167,165	240,000
28,316	BGC GROUP, INC., CLASS A	263,669	276,930
7,977	BLACKSTONE MORTGAGE TRUST, INC., CLASS A	132,700	152,760
1,400	BREAD FINANCIAL HOLDINGS, INC.	39,463	104,846
447,566	BURFORD CAPITAL LTD.	4,936,031	2,022,998
10,480	CAPITOL FEDERAL FINANCIAL, INC.	46,159	74,722
704	CASS INFORMATION SYSTEMS, INC.	30,571	30,990
2,320	CATHAY GENERAL BANCORP	109,955	115,675
1,200	CENTRAL PACIFIC FINANCIAL CORP.	38,375	38,352
435	CITY HOLDING CO.	41,822	51,991
1,243	COHEN & STEERS, INC.	78,538	77,750
184,244	COLUMBIA BANKING SYSTEM, INC.	4,320,453	5,053,813
98,767	COMMERCE BANCSHARES, INC.	4,659,644	4,859,336
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	35,190
12,000	CVB FINANCIAL CORP.	199,210	232,680
544	DAVE, INC.(b)	48,089	94,705
4,769	DIME COMMUNITY BANCSHARES, INC.	162,950	161,288
53,947	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,585,481	2,543,062
6,800	EAGLE BANCORP, INC.	116,183	169,116
13,400	ELLINGTON FINANCIAL, INC.	144,910	158,790
4,400	EMPLOYERS HOLDINGS, INC.	168,188	181,016
3,751	ENCORE CAPITAL GROUP, INC.(b)	129,357	263,020
1,123	ENOVA INTERNATIONAL, INC.(b)	115,567	152,537
79,787	ESSENT GROUP LTD.	4,264,781	4,662,752
936	EVERTEC, INC.	25,980	26,414
3,000	EZCORP, INC., CLASS A(b)	39,350	76,140
17,075	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,579,427	2,533,076
896	FIRST BANCORP	39,173	50,490
4,478	FIRST BANCORP (NEW YORK STOCK EXCHANGE)	88,827	95,650
765	FIRST COMMONWEALTH FINANCIAL CORP.	13,446	13,449
4,702	FIRST FINANCIAL BANCORP	125,264	131,092
8,600	FIRST HAWAIIAN, INC.	159,089	211,904
1,423	FIRST INTERNET BANCORP	26,019	29,001
9,535	FIRST MERCHANTS CORP.	349,114	369,291
6,264	FIRST WESTERN FINANCIAL, INC.(b)	144,090	153,969
3,661	FIRSTCASH HOLDINGS, INC.	578,215	688,268
17,100	FRANKLIN BSP REALTY TRUST, INC.	146,809	145,179
669	FULTON FINANCIAL CORP.	13,678	13,607
21,802	GCM GROSVENOR, INC., CLASS A	255,815	213,660
7,250	GENWORTH FINANCIAL, INC.(b)	44,703	58,870
112,089	GLACIER BANCORP, INC.	4,620,809	5,007,016
1,100	GOOSEHEAD INSURANCE, INC., CLASS A(b)	46,299	46,926
5,449	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	180,006	200,251
514	HCI GROUP, INC.	61,880	79,470

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
6,811	HERITAGE INSURANCE HOLDINGS, INC.(b)	$204,711	178,789
2,500	HILLTOP HOLDINGS, INC.	66,017	89,550
4,200	HOPE BANCORP, INC.	38,242	46,914
1,951	HORACE MANN EDUCATORS CORP.	69,639	83,269
909	HUNTINGTON BANCSHARES, INC.	9,494	14,226
191	INDEPENDENT BANK CORP.	14,708	14,365
3,906	JACKSON FINANCIAL, INC., CLASS A	323,204	412,942
5,300	KEMPER CORP.	165,233	161,968
2,400	KKR REAL ESTATE FINANCE TRUST, INC.	16,073	14,688
3,400	LAKELAND FINANCIAL CORP.	190,694	195,092
1,626	LEMONADE, INC.(b)	116,061	101,918
2,988	LENDINGTREE, INC.(b)	136,922	128,125
7,545	LINCOLN NATIONAL CORP.	190,718	267,847
19,620	MARKETAXESS HOLDINGS, INC.	3,320,071	3,236,908
892	MERCURY GENERAL CORP.	48,685	78,630
4,230	MERIDIAN CORP.	76,582	80,201
3,400	MOELIS & CO., CLASS A	169,091	193,800
669	NATIONAL BANK HOLDINGS CORP., CLASS A	26,847	26,198
19,000	NAVIENT CORP.	156,470	155,420
8,334	NBT BANCORP, INC.	361,491	354,862
20,390	NCR ATLEOS CORP.(b)	736,991	888,596
5,500	NMI HOLDINGS, INC.(b)	161,183	206,305
7,700	NORTHWEST BANCSHARES, INC.	78,507	97,713
653	OFG BANCORP	23,023	26,420
9,216	ORIGIN BANCORP, INC.	381,773	382,095
17,174	OSCAR HEALTH, INC., CLASS A(b)	272,886	196,986
25,870	PAGSEGURO DIGITAL LTD., CLASS A(c)	259,115	259,217
1,100	PALOMAR HOLDINGS, INC.(b)	128,659	131,450
382	PARK NATIONAL CORP.	61,272	62,438
1,000	PATHWARD FINANCIAL, INC.	74,540	89,230
20,100	PAYONEER GLOBAL, INC.(b)	89,953	97,083
8,200	PIPER SANDLER COS.	670,890	627,710
270	PJT PARTNERS, INC., CLASS A	36,296	37,724
9,000	PRA GROUP, INC.(b)	93,830	157,500
1,700	PROASSURANCE CORP.(b)	40,763	42,024
3,600	PROG HOLDINGS, INC.	91,229	103,284
1,474	PROVIDENT FINANCIAL SERVICES, INC.	30,203	31,190
5,790	RADIAN GROUP, INC.	154,838	191,533
7,200	REDWOOD TRUST, INC.	36,605	40,392
6,362	REMITLY GLOBAL, INC.(b)	101,244	99,693
1,500	RENASANT CORP.	52,663	54,195
23,900	RITHM CAPITAL CORP.	222,633	226,572
1,625	S&T BANCORP, INC.	67,777	67,974
1,100	SAFETY INSURANCE GROUP, INC.	79,838	79,904
3,235	SEACOAST BANKING CORP. OF FLORIDA	68,991	97,988
3,400	SERVISFIRST BANCSHARES, INC.	196,453	247,622
1,910	SIMMONS FIRST NATIONAL CORP., CLASS A	31,849	37,149
2,943	SIRIUSPOINT LTD.(b)	42,160	63,392
19,719	SLIDE INSURANCE HOLDINGS, INC.(b)	362,437	354,942
2,461	SMARTFINANCIAL, INC.	92,818	96,176
404	SOUTHERN MISSOURI BANCORP, INC.	24,957	25,832
2,500	SOUTHSIDE BANCSHARES, INC.	69,393	77,725
2,291	SOUTHSTATE BANK CORP.	144,280	211,963
1,912	STELLAR BANCORP, INC.	61,328	69,998
214	STEPSTONE GROUP, INC., CLASS A	9,412	10,212
63,279	STEWART INFORMATION SERVICES CORP.	3,764,775	3,896,721
2,665	STONEX GROUP, INC.(b)	153,263	214,973
9,719	TEXAS CAPITAL BANCSHARES, INC.(b)	828,167	922,139
478	TOMPKINS FINANCIAL CORP.	36,545	37,685
960	TRUPANION, INC.(b)	25,546	24,586
287	TRUSTMARK CORP.	11,773	12,094
11,400	UNITED COMMUNITY BANKS, INC.	276,626	358,986
860	UNITED FIRE GROUP, INC.	31,993	31,872
28,072	UNIVERSAL INSURANCE HOLDINGS, INC.	802,400	958,939
10,039	VALLEY NATIONAL BANCORP	115,225	123,279
3,048	VICTORY CAPITAL HOLDINGS, INC., CLASS A	196,375	199,583
3,346	VIRTU FINANCIAL, INC., CLASS A	113,617	147,157

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
200	VIRTUS INVESTMENT PARTNERS, INC.	$26,642	26,870
3,444	WAFD, INC.	103,136	108,142
1,087	WESTAMERICA BANCORP	52,795	56,687
13,600	WESTERN UNION (THE) CO.	122,065	118,728
2,934	WHITE MOUNTAINS INSURANCE GROUP LTD.	5,662,835	6,445,881
2,840	WISDOMTREE, INC.	13,871	41,350
200	WORLD ACCEPTANCE CORP.(b)	23,750	27,008
78,693	WSFS FINANCIAL CORP.	3,543,457	5,151,244
		62,401,696	65,988,455	15.18%
Health Care:
20,566	10X GENOMICS, INC., CLASS A(b)	318,856	436,616
10,056	ACADIA HEALTHCARE CO., INC.(b)	130,820	235,210
26,672	ACADIA PHARMACEUTICALS, INC.(b)	617,583	593,719
4,300	ADAPTHEALTH CORP.(b)	40,791	51,170
12,807	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	180,160	177,761
16,244	ADC THERAPEUTICS S.A.(b)(c)	66,128	60,915
300	ADDUS HOMECARE CORP.(b)	26,913	28,095
10,300	ADMA BIOLOGICS, INC.(b)	85,444	92,803
7,059	AGILON HEALTH, INC.(b)	77,134	55,836
94,683	AKEBIA THERAPEUTICS, INC.(b)	150,383	131,609
16,989	ALDEYRA THERAPEUTICS, INC.(b)	83,898	28,711
137,679	ALECTOR, INC.(b)	321,821	296,010
54,397	ALIGNMENT HEALTHCARE, INC.(b)	996,495	958,475
43,312	ALKERMES PLC(b)(c)	1,224,560	1,531,512
29,734	ALPHATEC HOLDINGS, INC.(b)	512,477	323,506
7,311	ALTIMMUNE, INC.(b)	24,558	22,518
160,335	AMICUS THERAPEUTICS, INC.(b)	1,159,185	2,318,444
1,700	AMN HEALTHCARE SERVICES, INC.(b)	33,300	31,178
71,229	AMNEAL PHARMACEUTICALS, INC.(b)	619,443	885,376
6,194	ANAPTYSBIO, INC.(b)	291,235	343,519
17,099	ANGIODYNAMICS, INC.(b)	208,984	194,416
1,300	ANI PHARMACEUTICALS, INC.(b)	76,894	99,970
23,146	ARCTURUS THERAPEUTICS HOLDINGS, INC.(b)	168,145	178,687
8,150	ARCUS BIOSCIENCES, INC.(b)	167,738	176,040
6,333	ARCUTIS BIOTHERAPEUTICS, INC.(b)	146,732	149,206
66,730	ARDELYX, INC.(b)	384,279	399,713
15,478	ARROWHEAD PHARMACEUTICALS, INC.(b)	826,471	970,471
1,900	ARTIVION, INC.(b)	71,056	69,578
19,769	ARVINAS, INC.(b)	154,279	209,551
12,334	ATRICURE, INC.(b)	469,456	351,889
11,411	AURINIA PHARMACEUTICALS, INC.(b)(c)	164,955	169,111
1,947	AVANOS MEDICAL, INC.(b)	22,743	27,277
38,082	AVEANNA HEALTHCARE HOLDINGS, INC.(b)	292,301	245,248
2,271	AXOGEN, INC.(b)	40,942	75,238
2,427	AXSOME THERAPEUTICS, INC.(b)	398,279	410,212
3,348	BEAM THERAPEUTICS, INC.(b)	83,531	79,783
234,472	BIOCRYST PHARMACEUTICALS, INC.(b)	1,795,790	2,232,173
32,892	BIOHAVEN LTD.(b)	334,337	278,266
1,249	BIOLIFE SOLUTIONS, INC.(b)	27,265	23,831
69,285	BIOTE CORP., CLASS A(b)	274,183	93,535
16,254	BRIDGEBIO PHARMA, INC.(b)	1,111,774	1,207,022
22,888	BRIGHTSPRING HEALTH SERVICES, INC.(b)	806,742	975,258
49,319	BROOKDALE SENIOR LIVING, INC.(b)	617,489	674,684
20,702	BUTTERFLY NETWORK, INC.(b)	74,709	83,636
11,592	CAREDX, INC.(b)	186,671	201,237
16,213	CARTESIAN THERAPEUTICS, INC.(b)	106,983	99,710
19,208	CATALYST PHARMACEUTICALS, INC.(b)	402,507	475,590
2,263	CELCUITY, INC.(b)	212,722	258,299
5,200	CERTARA, INC.(b)	31,959	29,640
62,481	CERUS CORP.(b)	123,421	113,715
26,258	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	4,398,268	4,529,505
10,594	COGENT BIOSCIENCES, INC.(b)	376,297	407,763
47,435	COHERUS ONCOLOGY, INC.(b)	78,636	80,165
1,400	COLLEGIUM PHARMACEUTICAL, INC.(b)	44,308	46,298
54,351	COMMUNITY HEALTH SYSTEMS, INC.(b)	156,546	159,792
4,587	CONCENTRA GROUP HOLDINGS PARENT, INC.	69,143	98,391
99,194	CONMED CORP.	5,117,100	3,507,500

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
4,200	CORCEPT THERAPEUTICS, INC.(b)	$148,454	169,302
4,300	CORVEL CORP.(b)	214,252	234,995
1,172	CORVUS PHARMACEUTICALS, INC.(b)	24,528	17,146
3,350	CRYOPORT, INC.(b)	23,042	27,738
11,898	CYTEK BIOSCIENCES, INC.(b)	31,021	51,994
193,225	DENTSPLY SIRONA, INC.	4,005,435	2,241,410
2,737	EDGEWISE THERAPEUTICS, INC.(b)	67,095	86,216
910	ELECTROMED, INC.(b)	26,624	21,303
34,052	EMBECTA CORP.	425,762	301,020
2,500	ENOVIS CORP.(b)	58,443	56,875
5,722	ENSIGN GROUP (THE), INC.	1,158,872	1,152,983
61,247	ESPERION THERAPEUTICS, INC.(b)(d)	156,324	167,817
42,993	ESTABLISHMENT LABS HOLDINGS, INC.(b)(d)	1,850,845	2,441,143
115,686	EVOLUS, INC.(b)	949,061	475,469
13,584	FOGHORN THERAPEUTICS, INC.(b)	69,655	64,932
4,000	FORTREA HOLDINGS, INC.(b)	38,225	37,680
20,361	FULCRUM THERAPEUTICS, INC.(b)	160,735	156,169
995	FULGENT GENETICS, INC.(b)	16,832	15,821
343	GENEDX HOLDINGS CORP.(b)	39,254	22,027
8,380	GINKGO BIOWORKS HOLDINGS, INC.(b)	72,913	51,369
3,812	GLAUKOS CORP.(b)	415,369	410,400
114,037	GOSSAMER BIO, INC.(b)	302,315	37,461
11,232	GUARDANT HEALTH, INC.(b)	1,077,635	1,037,500
21,845	GUARDIAN PHARMACY SERVICES, INC., CLASS A(b)	672,862	822,683
5,087	HAEMONETICS CORP.(b)	377,959	286,703
24,238	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	691,586	678,906
79,181	HARROW, INC.(b)	2,352,689	2,791,922
5,375	HEALTHEQUITY, INC.(b)	526,149	449,189
1,683	ICU MEDICAL, INC.(b)	149,647	217,359
58,249	INDIVIOR PHARMACEUTICALS, INC.(b)	1,573,349	1,775,430
16,914	INNOVAGE HOLDING CORP.(b)	97,122	135,650
12,792	INNOVIVA, INC.(b)	255,351	298,054
1,200	INSPIRE MEDICAL SYSTEMS, INC.(b)	60,551	61,896
45,156	INTEGER HOLDINGS CORP.(b)	3,385,796	3,973,728
2,900	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	27,222	27,318
99,089	IOVANCE BIOTHERAPEUTICS, INC.(b)(d)	638,555	347,802
6,712	IRADIMED CORP.	613,506	646,097
2,407	IRHYTHM HOLDINGS, INC.(b)	409,566	284,074
70,763	IRONWOOD PHARMACEUTICALS, INC.(b)	283,869	248,378
60,310	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	1,575,437	2,903,927
1,700	KRYSTAL BIOTECH, INC.(b)	257,304	439,144
479	KYMERA THERAPEUTICS, INC.(b)	39,019	39,896
1,963	LANTHEUS HOLDINGS, INC.(b)	145,197	148,894
34,772	LEMAITRE VASCULAR, INC.	2,337,541	3,796,059
21,509	LIGAND PHARMACEUTICALS, INC.(b)	2,879,281	4,294,272
1,868	MADRIGAL PHARMACEUTICALS, INC.(b)	987,254	977,842
80,045	MANNKIND CORP.(b)	464,631	196,110
3,342	MERIT MEDICAL SYSTEMS, INC.(b)	203,934	230,364
83,262	MIMEDX GROUP, INC.(b)	414,704	328,885
16,399	MIRUM PHARMACEUTICALS, INC.(b)	700,125	1,514,940
2,400	MOLINA HEALTHCARE, INC.(b)	333,137	319,920
7,652	MOONLAKE IMMUNOTHERAPEUTICS(b)(c)	137,923	142,633
17,000	MYRIAD GENETICS, INC.(b)	73,733	76,500
526	NATIONAL HEALTHCARE CORP.	50,961	84,002
8,200	NEOGEN CORP.(b)	50,384	76,178
6,400	NEOGENOMICS, INC.(b)	41,125	47,488
17,737	NOVAVAX, INC.(b)	174,819	144,379
37,000	NOVOCURE LTD.(b)(c)	460,060	403,300
13,245	OMADA HEALTH, INC.(b)	183,697	166,490
5,286	OMNIAB, INC.(b)(e)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(e)	-	-
236,486	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,037,090	371,283
1,900	OMNICELL, INC.(b)	55,818	63,422
134,256	OPTIMIZERX CORP.(b)	1,873,705	843,128
21,309	OPTION CARE HEALTH, INC.(b)	680,675	573,638
4,097	ORCHESTRA BIOMED HOLDINGS, INC.(b)	17,923	17,412
41,779	ORGANOGENESIS HOLDINGS, INC.(b)	116,390	99,016

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,679	ORIC PHARMACEUTICALS, INC.(b)	$36,730	33,943
3,525	OUTSET MEDICAL, INC.(b)	18,010	13,536
20,793	PACIRA BIOSCIENCES, INC.(b)	660,970	469,922
703	PACS GROUP, INC.(b)	24,230	22,580
3,600	PEDIATRIX MEDICAL GROUP, INC.(b)	48,689	77,004
151,670	PERRIGO CO. PLC(c)	3,652,356	1,628,936
13,699	PHIBRO ANIMAL HEALTH CORP., CLASS A	308,076	757,692
41,508	PHREESIA, INC.(b)	671,803	347,837
79	PRAXIS PRECISION MEDICINES, INC.(b)	21,104	25,453
4,108	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	251,860	243,481
1,000	PRIVIA HEALTH GROUP, INC.(b)	20,190	20,570
11,891	PROGYNY, INC.(b)	227,968	201,909
2,700	PROTAGONIST THERAPEUTICS, INC.(b)	119,984	284,580
54,034	PROTHENA CORP. PLC(b)(c)	479,679	525,211
16,783	PTC THERAPEUTICS, INC.(b)	797,504	1,143,426
101,571	QUIDELORTHO CORP.(b)	2,765,501	1,668,812
3,167	RADNET, INC.(b)	159,796	177,004
12,094	REZOLUTE, INC.(b)	23,191	36,887
2,218	RHYTHM PHARMACEUTICALS, INC.(b)	219,722	192,899
17,317	RIGEL PHARMACEUTICALS, INC.(b)	462,459	468,252
19,811	ROCKET PHARMACEUTICALS, INC.(b)	249,596	70,923
15,871	RXSIGHT, INC.(b)	168,238	97,765
4,500	SAREPTA THERAPEUTICS, INC.(b)	97,587	97,920
3,300	SCHRODINGER, INC.(b)	38,203	37,488
3,749	SELECT MEDICAL HOLDINGS CORP.	46,056	61,071
5,499	SI-BONE, INC.(b)	110,788	69,452
12,998	SIGA TECHNOLOGIES, INC.	79,361	69,539
15,811	SIGHT SCIENCES, INC.(b)	58,868	59,607
12,198	SOLENO THERAPEUTICS, INC.(b)	409,439	408,389
2,298	STAAR SURGICAL CO.(b)	41,105	42,973
7,014	STOKE THERAPEUTICS, INC.(b)	187,728	228,376
52,792	SUPERNUS PHARMACEUTICALS, INC.(b)	2,123,801	2,728,819
2,892	SYNDAX PHARMACEUTICALS, INC.(b)	70,401	67,557
25,796	TANDEM DIABETES CARE, INC.(b)	349,543	494,509
157,524	TAYSHA GENE THERAPIES, INC.(b)	692,548	704,132
31,183	TELADOC HEALTH, INC.(b)	167,806	169,947
29,460	TELEFLEX, INC.	3,523,723	3,523,711
14,460	TG THERAPEUTICS, INC.(b)	443,434	480,361
26,325	THERAVANCE BIOPHARMA, INC.(b)	451,752	427,255
4,100	TRANSMEDICS GROUP, INC.(b)	399,610	407,581
22,535	TRAVERE THERAPEUTICS, INC.(b)	734,541	669,515
68,642	TREACE MEDICAL CONCEPTS, INC.(b)	179,044	91,980
332	U.S. PHYSICAL THERAPY, INC.	25,780	24,887
61,274	UROGEN PHARMA LTD.(b)	1,192,485	1,101,707
14,602	UTAH MEDICAL PRODUCTS, INC.	1,297,320	905,178
394,877	VAREX IMAGING CORP.(b)	5,635,742	4,189,645
3,959	VERA THERAPEUTICS, INC.(b)	146,952	159,271
11,390	VERACYTE, INC.(b)	438,838	366,872
29,573	VERICEL CORP.(b)	1,048,225	951,363
8,700	VIR BIOTECHNOLOGY, INC.(b)	38,677	77,952
100,977	VIRIDIAN THERAPEUTICS, INC.(b)	2,482,574	1,975,110
8,352	WAVE LIFE SCIENCES LTD.(b)(c)	127,723	60,552
5,000	WAYSTAR HOLDING CORP.(b)	121,780	120,550
5,300	XENCOR, INC.(b)	41,362	63,918
677	XENON PHARMACEUTICALS, INC.(b)(c)	37,185	39,368
		99,952,793	97,993,641	22.54%
Industrials:
1,187	AAR CORP.(b)	78,501	129,929
800	ABM INDUSTRIES, INC.	33,184	30,816
7,008	AEBI SCHMIDT HOLDING A.G.(c)	101,267	68,048
235	AEROVIRONMENT, INC.(b)	35,006	43,017
5,784	AIR LEASE CORP.	172,708	375,613
442	ALAMO GROUP, INC.	73,578	72,917
387	ALBANY INTERNATIONAL CORP., CLASS A	19,955	20,205
200	ALLEGIANT TRAVEL CO.(b)	14,516	16,208
2,178	ALLIENT, INC.	117,868	128,698
5,398	AMENTUM HOLDINGS, INC.(b)	117,735	140,780

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
811	AMERICAN SUPERCONDUCTOR CORP.(b)	$23,741	27,452
5,214	AMPRIUS TECHNOLOGIES, INC.(b)	94,973	87,908
1,766	ARCBEST CORP.	104,075	173,704
1,800	ARCOSA, INC.	108,698	191,052
1,468	ARGAN, INC.	261,862	799,546
25,284	ARMSTRONG WORLD INDUSTRIES, INC.	3,725,199	4,166,803
10,953	ASTRONICS CORP.(b)	442,388	730,894
144,509	ASURE SOFTWARE, INC.(b)	1,245,516	1,242,777
35,446	ATMUS FILTRATION TECHNOLOGIES, INC.	1,977,291	2,012,269
444	AZZ, INC.	43,044	55,558
21,493	BLOOM ENERGY CORP., CLASS A(b)	1,690,007	2,912,087
6,130	BLUE BIRD CORP.(b)	359,733	348,123
1,677	BOISE CASCADE CO.	104,029	127,200
2,600	BRADY CORP., CLASS A	111,195	211,224
317,621	BRIGHTVIEW HOLDINGS, INC.(b)	4,091,393	3,744,752
1,541	CECO ENVIRONMENTAL CORP.(b)	88,623	91,813
3,976	CENTURI HOLDINGS, INC.(b)	110,367	116,139
14,061	CIMPRESS PLC(b)(c)	942,652	1,026,453
700	CORECIVIC, INC.(b)	13,860	13,237
13,919	CRA INTERNATIONAL, INC.	2,034,037	2,253,208
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	131,022
1,200	CSW INDUSTRIALS, INC.	291,566	312,696
8,095	DNOW, INC.(b)	67,168	96,411
291	DXP ENTERPRISES, INC.(b)	30,259	40,661
2,726	DYCOM INDUSTRIES, INC.(b)	931,590	923,623
126,589	ENERPAC TOOL GROUP CORP.	3,867,457	4,616,701
864	ENPRO, INC.	167,461	216,562
869	ENVIRI CORP.(b)	15,714	17,050
32,913	ESAB CORP.	2,898,141	3,181,371
2,862	ESCO TECHNOLOGIES, INC.	676,982	805,281
1,256	EVERUS CONSTRUCTION GROUP, INC.(b)	111,821	148,283
7,093	FEDERAL SIGNAL CORP.	767,036	767,037
65,570	FIVERR INTERNATIONAL LTD.(b)(c)	1,409,875	657,011
11,761	FLUENCE ENERGY, INC.(b)	246,395	161,831
57,127	FRANKLIN COVEY CO.(b)	1,886,781	902,035
1,700	FRANKLIN ELECTRIC CO., INC.	155,498	156,689
14,806	GATES INDUSTRIAL CORP. PLC(b)	206,987	334,764
800	GEO GROUP (THE), INC.(b)	13,856	13,448
1,500	GIBRALTAR INDUSTRIES, INC.(b)	60,496	59,805
1,413	GRANITE CONSTRUCTION, INC.	133,538	169,390
1,200	GREENBRIER (THE) COS., INC.	51,131	63,180
1,289	GRIFFON CORP.	81,162	93,685
7,300	HAYWARD HOLDINGS, INC.(b)	103,702	97,674
19,939	HEALTHCARE SERVICES GROUP, INC.(b)	362,668	369,868
1,434	HEARTLAND EXPRESS, INC.	13,267	14,914
5,300	HERTZ GLOBAL HOLDINGS, INC.(b)	25,313	24,433
80,254	HNI CORP.	3,548,801	2,679,681
3,946	HUB GROUP, INC., CLASS A	129,965	142,214
1,580	IES HOLDINGS, INC.(b)	763,913	752,823
1,600	INSPERITY, INC.	42,925	43,264
17,244	INTERFACE, INC.	509,575	429,720
556,288	JANUS INTERNATIONAL GROUP, INC.(b)	5,009,282	2,864,883
1,848	JBT MAREL CORP.	176,786	236,304
34,680	JETBLUE AIRWAYS CORP.(b)	136,818	153,286
484	KADANT, INC.	145,992	141,497
2,443	KENNAMETAL, INC.	48,120	88,266
4,500	KORN FERRY	238,923	283,275
14,376	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	1,167,314	1,013,652
80,767	LEGALZOOM.COM, INC.(b)	583,740	457,949
99,301	LIQUIDITY SERVICES, INC.(b)	2,433,424	3,035,632
17,100	LYFT, INC., CLASS A(b)	222,305	227,430
249,543	MASTERBRAND, INC.(b)	2,605,576	2,073,702
1,360	MATSON, INC.	88,996	222,958
2,366	MERCURY SYSTEMS, INC.(b)	144,751	172,505
23,399	MIDDLEBY (THE) CORP.(b)	3,374,447	3,102,239
2,868	MILLERKNOLL, INC.	52,599	41,471
5,232	MODINE MANUFACTURING CO.(b)	838,405	1,133,827

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
9,004	MOOG, INC., CLASS A	$2,261,471	2,634,931
28,270	MSA SAFETY, INC.	4,751,004	4,634,866
1,092	MUELLER INDUSTRIES, INC.	78,416	120,994
400	MUELLER WATER PRODUCTS, INC., CLASS A	11,840	10,996
6,330	MYR GROUP, INC.(b)	1,122,124	1,787,086
7,285	NEXTPOWER, INC., CLASS A(b)	683,243	878,207
5,359	OPENLANE, INC.(b)	77,544	156,215
2,100	PAYCOM SOFTWARE, INC.	258,379	255,234
8,928	PITNEY BOWES, INC.	78,795	98,654
30,636	PLANET LABS PBC(b)	367,119	856,276
2,063	POWELL INDUSTRIES, INC.	706,254	1,116,248
3,307	PRIMORIS SERVICES CORP.	446,013	473,033
686	PROTO LABS, INC.(b)	25,903	39,116
7,906	RESIDEO TECHNOLOGIES, INC.(b)	130,493	266,511
117	RESOLUTE HOLDINGS MANAGEMENT, INC.(b)	24,862	18,989
52,809	RUSH ENTERPRISES, INC., CLASS A	2,256,665	3,491,203
7,179	RXO, INC.(b)	104,101	104,957
2,078	SCHNEIDER NATIONAL, INC., CLASS B	56,293	54,776
13,332	SIMPSON MANUFACTURING CO., INC.	2,273,435	2,288,038
1,571	SKYWEST, INC.(b)	139,989	144,265
4,371	SPX TECHNOLOGIES, INC.(b)	887,527	873,938
600	STANDEX INTERNATIONAL CORP.	52,056	152,916
3,723	STERLING INFRASTRUCTURE, INC.(b)	1,224,840	1,516,266
700	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	11,935	11,564
38,817	TECNOGLASS, INC.	1,761,291	1,729,297
146	TENNANT CO.	8,752	9,694
3,736	TEREX CORP.	118,136	220,798
36,719	TIMKEN (THE) CO.	2,812,313	3,692,830
8,722	TITAN INTERNATIONAL, INC.(b)	60,382	60,269
4,436	TRINITY INDUSTRIES, INC.	104,142	142,750
574	UNIFIRST CORP.	100,605	144,413
174,184	UPWORK, INC.(b)	2,377,278	1,909,057
1,252	V2X, INC.(b)	90,195	85,762
16,100	VERRA MOBILITY CORP.(b)	233,053	230,069
8,700	VESTIS CORP.(b)	40,156	68,382
6,229	VICOR CORP.(b)	338,530	1,002,869
300	VSE CORP.	52,074	55,320
881	WATTS WATER TECHNOLOGIES, INC., CLASS A	222,306	255,745
9,135	WILLDAN GROUP, INC.(b)	500,025	699,376
7,648	WILLSCOT HOLDINGS CORP.	146,814	132,769
1,974	WORTHINGTON ENTERPRISES, INC.	81,005	102,924
3,663	XOMETRY, INC., CLASS A(b)	219,361	149,597
31,068	ZURN ELKAY WATER SOLUTIONS CORP.	1,480,928	1,393,089
		84,018,135	89,100,722	20.49%
Information Technology:
13,600	A10 NETWORKS, INC.	166,129	314,432
600	ACI WORLDWIDE, INC.(b)	24,522	24,606
1,700	ACM RESEARCH, INC., CLASS A(b)	52,951	66,895
11,837	ADEIA, INC.	209,112	284,443
12,309	ADTRAN HOLDINGS, INC.(b)	119,076	154,847
7,885	ADVANCED ENERGY INDUSTRIES, INC.	1,587,245	2,544,568
44,034	AEHR TEST SYSTEMS(b)(d)	818,780	1,632,781
686	AGILYSYS, INC.(b)	40,995	48,802
17,422	ALARM.COM HOLDINGS, INC.(b)	936,569	752,456
700	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	15,834	15,512
8,040	AMBARELLA, INC.(b)	441,048	413,859
48,855	AMPLITUDE, INC., CLASS A(b)	558,534	333,191
15,212	APPIAN CORP., CLASS A(b)	416,965	366,761
1,542	APPLIED DIGITAL CORP.(b)	46,060	36,607
4,719	APPLIED OPTOELECTRONICS, INC.(b)	363,047	399,180
275,587	ARLO TECHNOLOGIES, INC.(b)	2,552,458	3,921,603
11,155	ARROW ELECTRONICS, INC.(b)	1,162,406	1,599,739
11,631	ARTERIS, INC.(b)	182,092	191,214
73,835	ASANA, INC., CLASS A(b)	875,555	472,544
2,200	ASGN, INC.(b)	87,796	85,162
3,673	AXCELIS TECHNOLOGIES, INC.(b)	179,633	341,883
31,561	BACKBLAZE, INC., CLASS A(b)	173,586	108,885

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
252	BADGER METER, INC.	$40,668	38,392
856	BELDEN, INC.	96,114	98,294
1,600	BENCHMARK ELECTRONICS, INC.	58,365	89,696
565	BK TECHNOLOGIES CORP.(b)	40,359	42,166
2,997	BLACKBAUD, INC.(b)	181,420	115,714
38,033	BOX, INC., CLASS A(b)	1,156,677	899,100
25,978	BRAZE, INC., CLASS A(b)	827,831	613,341
23,407	CALIX, INC.(b)	811,692	1,146,709
31,389	CERENCE, INC.(b)	273,934	198,065
37,315	CEVA, INC.(b)	1,234,543	697,044
14,000	CLEANSPARK, INC.(b)	112,941	119,140
12,706	CLEAR SECURE, INC., CLASS A	406,640	615,097
57,519	COMMERCE.COM, INC.(b)	211,403	153,576
9,464	COMMVAULT SYSTEMS, INC.(b)	1,263,243	737,151
19,069	CONSENSUS CLOUD SOLUTIONS, INC.(b)	655,701	452,698
12,539	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	1,030,551	1,177,036
13,600	CS DISCO, INC.(b)	65,211	51,952
1,900	CTS CORP.	80,515	90,744
1,800	DIGI INTERNATIONAL, INC.(b)	49,970	86,760
15,142	DIGITAL TURBINE, INC.(b)	71,987	43,609
7,582	DIGITALOCEAN HOLDINGS, INC.(b)	373,134	650,384
4,893	DIODES, INC.(b)	187,089	333,996
28,512	DOMO, INC., CLASS B(b)	409,887	87,247
5,735	D-WAVE QUANTUM, INC.(b)	128,929	82,756
18,200	DXC TECHNOLOGY CO.(b)	215,766	228,774
10,349	EGAIN CORP.(b)	98,448	81,654
5,163	ENPHASE ENERGY, INC.(b)	171,563	195,213
896	EPLUS, INC.	60,052	67,424
28,568	EXPENSIFY, INC., CLASS A(b)	44,426	24,851
48,425	EXTREME NETWORKS, INC.(b)	796,567	730,249
4,334	FABRINET(b)(c)	1,782,550	2,260,268
39,290	FIVE9, INC.(b)	839,047	596,029
15,041	FORMFACTOR, INC.(b)	843,594	1,458,827
71,710	FRESHWORKS, INC., CLASS A(b)	576,809	575,831
32,470	GLOBANT S.A.(b)	2,081,750	1,497,192
54,995	GPGI, INC.	708,836	940,414
20,249	GRID DYNAMICS HOLDINGS, INC.(b)	148,167	115,419
4,900	HARMONIC, INC.(b)	44,962	44,002
2,600	ICHOR HOLDINGS LTD.(b)	42,503	121,186
1,191	IMPINJ, INC.(b)	177,302	122,316
14,250	INTAPP, INC.(b)	402,361	366,083
3,525	INTERDIGITAL, INC.	964,343	1,064,550
5,482	IONQ, INC.(b)	248,233	158,046
3,554	ITRON, INC.(b)	316,327	318,545
88,193	ITURAN LOCATION AND CONTROL LTD.(c)	3,005,326	4,322,339
99,332	KALTURA, INC.(b)	189,577	121,185
26,120	KNOWLES CORP.(b)	530,559	670,762
17,998	KULICKE & SOFFA INDUSTRIES, INC.(c)	865,293	1,182,829
1,000	LIFE360, INC.(b)	39,690	40,820
11,336	LIVERAMP HOLDINGS, INC.(b)	270,087	300,631
24,000	MARA HOLDINGS, INC.(b)	189,125	195,840
30,711	MAXLINEAR, INC.(b)	460,365	534,064
486	MKS, INC.	31,904	111,688
4,800	NETSCOUT SYSTEMS, INC.(b)	96,844	152,592
13,113	NLIGHT, INC.(b)	404,692	747,703
41,155	OOMA, INC.(b)	478,599	598,805
506	OSI SYSTEMS, INC.(b)	108,985	134,348
4,416	OUSTER, INC.(b)	164,912	81,122
23,623	PAGAYA TECHNOLOGIES LTD., CLASS A(b)	472,082	275,208
33,212	PAGERDUTY, INC.(b)	222,037	206,247
2,278	PC CONNECTION, INC.	136,423	133,172
5,942	PDF SOLUTIONS, INC.(b)	158,345	194,363
2,916	PENGUIN SOLUTIONS, INC.(b)	49,667	51,322
3,800	PHOTRONICS, INC.(b)	67,240	153,558
1,114	PLEXUS CORP.(b)	184,437	225,630
7,319	PORCH GROUP, INC.(b)	33,225	52,477
2,387	POWER INTEGRATIONS, INC.	106,164	122,214

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
62,581	PROGRESS SOFTWARE CORP.(b)	$2,665,801	1,605,203
2,600	Q2 HOLDINGS, INC.(b)	120,944	122,980
2,500	QORVO, INC.(b)	192,210	193,500
6,412	QUALYS, INC.(b)	759,502	563,294
77,530	RADWARE LTD.(b)(c)	2,291,926	2,040,590
2,072	RALLIANT CORP.	90,487	86,174
12,466	RAMBUS, INC.(b)	918,999	1,072,450
15,606	RAPID7, INC.(b)	343,462	85,989
159,647	REPOSITRAK, INC.	1,402,531	1,213,317
9,155	RIGETTI COMPUTING, INC.(b)	225,594	128,536
43,032	RIMINI STREET, INC.(b)	150,623	141,145
300	RINGCENTRAL, INC., CLASS A	10,377	11,157
100	ROGERS CORP.(b)	10,622	10,733
5,597	SANMINA CORP.(b)	619,798	725,595
1,100	SCANSOURCE, INC.(b)	39,181	39,930
9,862	SEMTECH CORP.(b)	673,072	758,289
2,200	SILICON LABORATORIES, INC.(b)	295,960	457,930
3,534	SITIME CORP.(b)	971,513	1,220,467
2,485	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	75,165	126,859
95,510	SOUNDTHINKING, INC.(b)	1,618,841	632,276
59,883	SPROUT SOCIAL, INC., CLASS A(b)	721,216	341,333
1,600	SPS COMMERCE, INC.(b)	88,173	89,072
4,509	SYNAPTICS, INC.(b)	298,841	315,810
6,010	TENABLE HOLDINGS, INC.(b)	119,285	101,659
2,800	TERADATA CORP.(b)	59,715	71,764
1,530	TTM TECHNOLOGIES, INC.(b)	94,891	149,053
5,344	ULTRA CLEAN HOLDINGS, INC.(b)	295,599	332,290
14,171	UNISYS CORP.(b)	33,647	29,334
206,969	UPLAND SOFTWARE, INC.(b)	620,096	137,841
8,565	VARONIS SYSTEMS, INC.(b)	240,958	183,891
5,697	VEECO INSTRUMENTS, INC.(b)	138,920	192,900
2,772	VIANT TECHNOLOGY, INC., CLASS A(b)	32,720	31,046
5,802	VIASAT, INC.(b)	180,573	265,732
25,095	VIAVI SOLUTIONS, INC.(b)	416,412	835,162
6,764	WORKIVA, INC.(b)	512,618	403,337
24,976	ZETA GLOBAL HOLDINGS CORP., CLASS A(b)	453,078	397,618
		57,391,731	59,420,685	13.67%
Materials:
616	ALPHA METALLURGICAL RESOURCES, INC.(b)	73,956	126,446
334,930	ASPEN AEROGELS, INC.(b)	1,756,328	1,145,461
669	BALCHEM CORP.	100,986	113,382
11,212	CABOT CORP.	763,026	844,376
4,780	CELANESE CORP.	199,487	314,381
7,798	CENTURY ALUMINUM CO.(b)	334,678	457,665
48,932	CHEMOURS (THE) CO.	745,330	1,077,972
1,633	COMPASS MINERALS INTERNATIONAL, INC.(b)	16,831	38,130
62,820	CONSTELLIUM S.E.(b)(c)	1,104,339	1,544,116
6,200	EASTMAN CHEMICAL CO.	378,794	473,184
8,700	ELEMENT SOLUTIONS, INC.	201,101	297,018
5,600	FMC CORP.	83,193	96,432
79,479	H.B. FULLER CO.	4,691,750	4,902,265
800	HAWKINS, INC.	103,946	122,880
32,917	HECLA MINING CO.	518,725	613,244
23,145	INGEVITY CORP.(b)	1,225,821	1,648,618
15,555	INNOSPEC, INC.	1,051,064	1,135,826
3,079	KAISER ALUMINUM CORP.	323,580	371,050
382	KOPPERS HOLDINGS, INC.	7,793	14,776
1,745	MATERION CORP.	217,589	252,414
1,700	MINERALS TECHNOLOGIES, INC.	86,510	120,564
48,789	NOVAGOLD RESOURCES, INC.(b)(c)	468,208	439,455
325	OLIN CORP.	5,473	9,662
6,000	SEALED AIR CORP.	183,969	252,300
805	SENSIENT TECHNOLOGIES CORP.	64,521	69,584
11,039	SMITH-MIDLAND CORP.(b)	312,056	359,099
6,787	SOLSTICE ADVANCED MATERIALS, INC.	332,999	516,898
7,100	SUNCOKE ENERGY, INC.	43,104	46,221
252	SYLVAMO CORP.	9,692	10,645

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
21,256	TITAN AMERICA S.A.(b)(c)	$364,000	318,415
3,965	TRIMAS CORP.	91,375	142,502
1,290	WARRIOR MET COAL, INC.	37,446	120,163
		15,897,670	17,995,144	4.14%
Real Estate:
3,900	ACADIA REALTY TRUST	49,021	74,568
791	AMERICAN ASSETS TRUST, INC.	14,832	14,562
9,464	APPLE HOSPITALITY REIT, INC.	116,377	108,931
8,838	CARETRUST REIT, INC.	178,195	323,913
3,100	CENTERSPACE	160,540	178,095
3,480	CURBLINE PROPERTIES CORP.	76,430	89,749
21,617	CUSHMAN & WAKEFIELD LTD.(b)	181,696	265,024
11,204	DIAMONDROCK HOSPITALITY CO.	74,043	104,981
1,463	EASTERLY GOVERNMENT PROPERTIES, INC.	29,030	31,352
12,200	ESSENTIAL PROPERTIES REALTY TRUST, INC.	247,068	370,392
10,300	FOUR CORNERS PROPERTY TRUST, INC.	232,265	243,595
478	GETTY REALTY CORP.	13,574	15,200
1,982	GLOBAL NET LEASE, INC.	12,675	18,552
4,600	HIGHWOODS PROPERTIES, INC.	82,376	98,486
400	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	18,468	20,064
6,212	KENNEDY-WILSON HOLDINGS, INC.	38,426	67,214
4,416	KIMCO REALTY CORP.	53,046	99,228
382	LTC PROPERTIES, INC.	13,216	14,195
1,680	LXP INDUSTRIAL TRUST	68,522	77,717
10,849	MACERICH (THE) CO.	153,681	205,046
1,100	MARCUS & MILLICHAP, INC.	28,952	29,249
26,000	MEDICAL PROPERTIES TRUST, INC.	110,430	120,380
6,601	MILLROSE PROPERTIES, INC.	189,313	184,828
22,663	OUTFRONT MEDIA, INC.	610,775	600,570
4,500	PEBBLEBROOK HOTEL TRUST	46,287	56,835
2,700	PHILLIPS EDISON & CO., INC.	92,024	101,034
555	REGENCY CENTERS CORP.	24,356	41,991
52,740	RYMAN HOSPITALITY PROPERTIES, INC.	5,391,096	4,866,320
1,912	SAFEHOLD, INC.	25,796	25,869
1,378	SAUL CENTERS, INC.	44,003	44,895
5,535	ST. JOE (THE) CO.	291,483	347,598
4,256	STRAWBERRY FIELDS REIT, INC.	52,384	50,646
8,770	SUNSTONE HOTEL INVESTORS, INC.	70,735	79,018
4,600	TANGER, INC.	135,498	156,308
4,592	TERRENO REALTY CORP.	268,188	282,041
487	UNIVERSAL HEALTH REALTY INCOME TRUST	18,047	19,709
4,600	URBAN EDGE PROPERTIES	60,500	91,908
860	XENIA HOTELS & RESORTS, INC.	13,076	12,754
		9,286,424	9,532,817	2.19%
Utilities:
1,704	AMERICAN STATES WATER CO.	125,006	128,857
7,500	AVISTA CORP.	243,390	301,050
1,200	CALIFORNIA WATER SERVICE GROUP	53,056	54,408
2,444	CHESAPEAKE UTILITIES CORP.	221,453	308,848
1,600	CLEARWAY ENERGY, INC., CLASS A	33,838	62,672
3,905	CLEARWAY ENERGY, INC., CLASS C	93,170	153,427
7,456	HAWAIIAN ELECTRIC INDUSTRIES, INC.(b)	88,541	110,647
9,328	MDU RESOURCES GROUP, INC.	154,082	193,276
2,800	MIDDLESEX WATER CO.	144,219	145,740
900	OTTER TAIL CORP.	66,600	78,993
		1,223,355	1,537,918	0.35%
	Sub-total Common Stocks:	418,449,085	427,883,213	98.41%
Rights:
Consumer Staples:
2,100	TREEHOUSE FOOD, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
35,134	POSEIDA THERAPEUTICS, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	$-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
3,323,322	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(f)	3,323,322	3,323,322
7,194,123	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.54%(g)	7,194,123	7,194,123
	Sub-total Short-Term Investments:	10,517,445	10,517,445	2.42%
	Total Investments	$428,966,530	438,400,658	100.83%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2026, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.59% of net assets.

(d)	Security is either wholly or partially on loan.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Investment relates to cash collateral received from portfolio securities loaned.
(g)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2025, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $15,912,775
with net sales of $8,718,651 for the three months ended March 31, 2026.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2026 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2026.
	Level 1	Level 2	Level 3	Total
Common Stocks	$427,883,213	$—	$—*	$427,883,213
Rights	—	—	—*	—
Short-Term Investments	10,517,445	—	—	10,517,445
Total	$438,400,658	$—	$—	$438,400,658

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, rights and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2026.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
82,732	BLACKROCK MUNIASSETS FUND INC			$848,561	877,787
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			299,279	291,200
270,865	BLACKROCK MUNIHOLDINGS FUND INC			3,619,659	3,055,357
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			360,768	314,496
52,657	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			629,010	625,565
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			656,465	537,161
144,722	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,725,940	1,521,028
128,066	BLACKROCK MUNIYIELD QUALITY FUND INC			1,593,488	1,406,165
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			478,778	431,085
201,769	DWS MUNICIPAL INCOME TRUST			2,138,338	1,836,098
124,284	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,269,432	1,076,299
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,020,781	1,682,367
147,637	INVESCO MUNICIPAL TRUST			1,643,807	1,405,504
7,540	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			71,327	79,698
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,233,651	1,831,398
115,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,292,342	1,135,771
68,733	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			753,218	847,478
42,674	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			462,316	479,229
70,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,034,991	873,275
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,220,472	1,091,189
22,418	NUVEEN QUALITY MUNICIPAL INCOME FUND			280,339	257,807
25,780	PIMCO CALIFORNIA MUNICIPAL INCOME FUND			227,339	221,192
	Sub-total Closed-End Funds:			24,860,301	21,877,149	2.64%
Municipal Bonds:
Alabama
3,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	4.88	3,000,000	2,958,423
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	4.95	1,500,000	1,491,936
2,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	5.18	2,500,000	2,530,198
480,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(h)	6/1/2032	4.63	480,000	480,088
1,000,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(h)	6/1/2032	5.00	1,000,000	1,014,259
1,000,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(h)	3/1/2033	4.30	988,260	969,659
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE	7/1/2033	5.00	1,079,944	1,045,291
3,750,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE	12/1/2034	5.00	3,985,096	3,936,006
290,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(h)	8/1/2035	5.00	311,457	306,847
1,300,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE	10/1/2035	5.00	1,347,734	1,301,157
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE	12/1/2035	5.00	1,067,043	1,059,185
1,670,000	ENERGY S E AL A COOPERATIVE DIST ENERGY SPLY REVENUE(h)	1/1/2031	5.50	1,818,685	1,795,926
1,000,000	ENERGY S E AL A COOPERATIVE DIST ENERGY SPLY REVENUE	9/1/2033	5.00	1,040,781	1,017,239
300,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	300,000	268,859
1,495,000	S E ALABAMA ST GAS SPLY DIST GAS SPLY REVENUE(h)	4/1/2032	5.00	1,514,573	1,584,090
1,005,000	SOUTHEAST ENERGY AUTH AL COMMODITY SPLY REVENUE(h)	12/1/2029	5.50	1,076,694	1,069,647
1,000,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE(h)	6/1/2035	5.00	999,920	1,005,654
1,700,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE	11/1/2035	5.00	1,758,899	1,736,372
1,000,000	SOUTHEAST ENERGY AUTHORITY A COOPERATIVE(h)	2/1/2031	5.00	1,020,575	1,057,780
1,750,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(b)	5/1/2044	5.25	1,713,562	1,754,193
				28,503,223	28,382,809	3.42%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Alaska
1,000,000	ALASKA ST RAILROAD CORP CRUISE PORT REVENUE	10/1/2040	5.50	$1,039,687	1,097,570
				1,039,687	1,097,570	0.13%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2030	6.75	1,239,818	29,375
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2050	7.75	1,237,783	29,375
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2051	6.00	400,000	9,400
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(h)	1/1/2027	5.00	1,007,736	1,011,551
1,000,000	AZ INDL DEV AUTH SF MTGE REVENUE	10/1/2050	5.10	1,000,000	1,008,430
1,980,000	MARICOPA CNTY & PHOENIX AZ INDL DEV AUTHORITIES MTGE REVENUE	9/1/2055	4.70	1,980,000	1,930,689
1,000,000	MARICOPA CNTY AZ INDL DEV AUTH SALES TAX REVENUE(b)	5/1/2033	4.38	984,965	976,934
500,000	NAVAJO NATION AZ SERIES 2015 A(b)	12/1/2030	5.50	500,000	500,551
1,060,000	PHOENIX AZ CIVIC IMPT CORP ARPT REVENUE	7/1/2035	5.00	1,098,441	1,092,372
1,500,000	PHOENIX AZ INDL DEV AUTH RENTAL HSG REVENUE	12/1/2050	5.50	1,460,503	1,460,478
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(b)	6/15/2044	6.00	750,000	767,331
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	500,626	434,876
380,000	TEMPE AZ PIER TWN LK IMPT REVENUE	1/1/2029	5.00	380,000	380,744
				12,539,872	9,632,106	1.16%
Arkansas
2,750,000	ARKANSAS DEV FIN AUTH ENVIRONMENTAL REVENUE(b)(h)	3/1/2033	4.00	2,750,000	2,735,791
1,000,000	ARKANSAS ST DEV FIN AUTH RESOURCE RECOVERY REVENUE(h)	10/15/2032	3.88	1,000,000	994,981
500,000	ARKANSAS ST DEV FIN AUTH SF MTGE REVENUE	1/1/2056	5.50	543,883	540,868
1,355,000	BENTONVILLE AR SALES & USE TAX	11/1/2045	4.00	1,349,464	1,370,783
				5,643,347	5,642,423	0.68%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST	8/1/2039	6.55	2,347,145	2,594,765
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/26)(e)	8/1/2046	0.00	979,200	1,233,045
475,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE (Floating, U.S. SOFR + 0.00%)(f)	2/1/2036	3.92	475,000	470,678
1,500,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE	3/1/2036	5.00	1,620,551	1,557,736
1,500,000	CALIFORNIA MUNICIPAL FINANCE AUTHORITY	7/20/2041	4.05	1,496,026	1,430,548
885,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(b)	7/1/2033	5.00	917,549	917,345
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	4.00	481,974	499,888
2,000,000	CALIFORNIA ST MUNI FIN AUTH MF HSG REVENUE(h)	12/1/2044	5.00	2,000,000	2,103,586
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	514,708	508,805
250,000	CALIFORNIA ST MUNI FIN AUTH REVENUE(b)	11/1/2040	5.13	250,000	259,852
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,481,460	1,518,136
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2035	6.00	500,000	519,504
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2045	6.75	497,349	508,414
230,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	228,578	232,684
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	993,290	1,137,822
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,004,941	1,005,764
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	998,660	1,013,624
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,101,055	1,167,121

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	$745,899	752,475
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	997,449	1,235,591
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,151,685	1,350,748
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	996,463	1,113,622
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2041	4.00	464,964	484,760
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2042	5.25	523,206	545,407
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2044	5.25	517,931	537,751
1,000,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2047	5.25	1,026,836	1,035,812
1,000,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2033	5.00	1,062,338	1,114,498
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2035	5.00	541,150	562,136
325,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2037	5.00	333,960	343,789
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2042	5.00	533,133	535,643
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2045	5.00	524,891	525,012
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2046	5.25	522,068	532,536
500,000	LOS ANGELES CA DEPT OF WTR & PWR WTRWKS REVENUE	7/1/2042	5.00	543,160	537,640
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,995,301	2,398,948
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	993,842	1,013,394
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	795,786	780,163
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(f)	6/1/2039	3.20	350,000	333,875
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,021,080	1,094,671
1,000,000	SAN FRANCISCO CA CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,020,291	1,106,372
1,000,000	SAN FRANCISCO CA CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	1,000,530	1,000,324
1,500,000	SAN FRANCISCO CA CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2055	5.25	1,548,012	1,545,705
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,410
1,000,000	STHRN CALIFORNIA ST PUBLIC PWR AUTH STHRN TRANSMISSION SYSTE(h)	7/1/2029	5.00	1,043,824	1,049,413
145,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	144,872	145,438
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/27)(e)	8/1/2041	0.00	998,016	1,090,762
				39,784,173	41,947,212	5.05%
Colorado
1,390,000	COLLIERS HILL MET DIST #2 CO(h)	12/15/2047	5.75	1,390,000	1,346,497
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(b)	7/1/2043	6.00	1,040,000	965,938
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,694	1,001,060
500,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	500,000	491,840
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE(c)	8/1/2033	7.63	992,867	707,448
1,500,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2043	5.00	1,501,721	1,513,995
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	765,859	556,268
1,020,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,035,473	724,818
1,045,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,088,278	1,108,938
1,000,000	DENVER CITY & CNTY CO ARPT REVENUE	11/15/2040	5.50	1,118,552	1,087,432
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,118,186

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	$875,443	876,965
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH (Floating, U.S. SOFR + 0.75%)(f)	9/1/2026	3.20	1,000,000	998,858
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,010,133
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	1,009,525
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/26)(e)	12/1/2051	0.00	1,977,843	1,545,462
184,432	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	184,497
1,000,000	PINNACLE FARMS MET DIST #1 CO(b)	12/1/2055	6.50	1,000,000	1,017,133
1,276,939	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,234,772	953,471
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	957,198
1,000,000	ST VRAIN LAKES MET DIST #4 (Step to 6.75% on 12/1/30)(b)(e)	9/20/2054	6.73	733,775	732,845
1,000,000	VERVE MET DIST #1 CO (Step to 7.00% on 12/1/29)(e)	12/1/2054	0.00	777,160	759,920
1,000,000	WEEMS NEIGHBORHOOD MET DIST CO	12/1/2055	5.88	1,000,000	1,013,778
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,042,830	1,019,333
				24,571,267	22,701,538	2.74%
Connecticut
1,000,000	CONNECTICUT ST HGR EDU SUPPLEMENT LOAN AUTH REVENUE(h)	5/14/2026	5.00	1,000,841	1,001,064
1,000,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2031	2.13	943,281	922,832
1,000,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2041	5.00	1,100,427	1,090,396
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	577,046	169,188
1,750,000	STAMFORD CT HSG AUTH	10/1/2055	6.50	1,774,050	1,772,193
				5,395,645	4,955,673	0.60%
Delaware
1,455,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,455,000	1,426,112
910,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	973,766	984,533
				2,428,766	2,410,645	0.29%
District of Columbia
1,425,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,425,000	1,432,355
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,001,988
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,625,526
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	944,246
991,463	FEDERAL HOME LOAN MTGE CORP MF VARIABLE RATE CTFS(f)(j)	8/25/2041	4.76	1,037,371	1,028,304
				7,962,371	7,032,419	0.85%
Florida
1,000,000	ARBOR PK PHASE 1 CDD FL SPL ASSMNT REVENUE	5/1/2035	5.75	1,000,000	1,035,387
1,100,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	981,099	866,103
150,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2033	4.50	149,542	151,871
820,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2053	5.50	818,778	805,808
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	6/1/2056	5.60	1,000,000	963,021
995,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,048,473	1,027,357
815,000	BIG CYPRESS STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.75	811,487	789,130
420,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	420,000	427,113
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	171,962

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,415,000	BRIGHTSHORE CDD FL CAPITAL IMPT REVENUE	5/1/2032	4.00	$1,415,000	1,372,737
1,500,000	BRIGHTSHORE CDD FL CAPITAL IMPT REVENUE	5/1/2057	5.70	1,500,000	1,438,350
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,250,000	1,250,137
1,000,000	CAPITAL PROJS FIN AUTH FL EDUCTNL FACS REVENUE(b)	6/15/2055	6.50	983,841	1,003,465
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	547,215	398,196
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	461,645	328,274
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	450,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	12/1/2035	6.75	1,745,953	210,000
1,000,000	CAPITAL TRUST AUTH FL EDUCTNL FACS REVENUE(b)	7/1/2055	6.13	992,566	985,527
1,500,000	CAPITAL TRUST AUTH FL EDUCTNL FACS REVENUE(b)	7/1/2055	6.50	1,475,714	1,504,372
680,000	CELEBRATION FL CDD	5/1/2055	5.63	654,752	668,858
1,000,000	COASTAL RIDGE CDD FL SPL ASSMNT REVENUE	5/1/2055	6.00	1,000,000	1,009,612
665,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE	5/1/2042	4.20	577,977	610,428
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,014,854	1,012,701
1,000,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2045	5.00	1,045,548	1,027,475
825,000	CYPRESS BLUFF CDD FL SPL ASSMNT	5/1/2051	4.00	625,499	644,026
300,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	298,500	309,797
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,013,784	812,185
1,105,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.50	1,095,177	1,061,445
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	1,007,012
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	523,662
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	826,546	649,758
1,150,000	ESPLANADE AT WELLEN PARK CDD FL CAPITAL IMPT REVENUE	5/1/2056	5.70	1,148,264	1,120,470
1,500,000	FIRELIGHT CDD FL SPL ASSMNT REV	5/1/2035	5.75	1,489,431	1,523,839
1,000,000	FIRETHORN CDD FL CAPITAL IMPT REVENUE	5/1/2055	5.60	1,000,000	963,692
1,000,000	FLORIDA HSG FIN CORP REVENUE	1/1/2056	5.13	1,000,000	1,006,349
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)(h)	6/15/2028	6.25	1,987,159	1,985,955
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	784,934
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.60	2,000,000	1,959,682
2,220,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,220,000	2,185,215
1,435,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,435,000	1,391,066
1,000,000	FLORIDA ST LOCAL GOVT FIN COMMISSION REVENUE(b)	12/22/2030	11.00	1,000,000	1,026,176
820,000	FLORIDA ST MUNI LOAN COUNCIL CAPITAL IMPT REVENUE	5/1/2054	5.40	820,000	811,863
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,029,519	829,863
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,179	613,259
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	989,117
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,049,301
265,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	263,464	228,695
1,000,000	HGR EDU FACS FING AUTH FL HGR EDUCTNL FACS REVENUE(b)	7/1/2045	6.00	994,331	1,014,451
1,300,000	HILLSBOROUGH CNTY FL AVIATION AUTH	10/1/2044	5.25	1,331,297	1,381,207
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,182,971
1,200,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2034	5.25	1,198,092	1,212,287
860,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2055	6.00	856,431	863,104
1,000,000	JULINGTON CREEK PLANTATION FL CDD	5/1/2043	5.50	1,078,908	1,070,552

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,150,000	KD52 CDD #1 FL SPL ASSMNT REVENUE	5/1/2056	6.13	$1,150,000	1,125,557
1,150,000	LAKES OF SARASOTA CDD 2 CAPITAL IMPT REVENUE	5/1/2035	5.20	1,150,000	1,163,699
100,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	99,611	99,834
300,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	299,520	301,005
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,922	356,799
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,147	1,012,700
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,000,589
740,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	736,885	747,274
530,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	530,000	536,234
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,023,091
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	915,677
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2040	5.50	997,930	1,068,605
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,348,161
210,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	207,321	186,554
500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	382,333	406,771
930,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	878,100	740,188
960,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.50	945,755	957,028
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.90	744,761	770,042
1,245,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2056	5.50	1,230,456	1,239,012
2,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2056	6.00	2,472,100	2,582,402
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,053,737	1,029,910
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	839,230
500,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	500,000	473,401
1,000,000	LEE CNTY FL ARPT REVENUE	10/1/2038	5.25	1,160,243	1,111,052
986,402	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	986,402	1,015,464
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	560,988
1,000,000	LT RANCH SOUTH CDD FL CAPITAL IMPT REVENUE	5/1/2055	5.75	985,930	980,410
545,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	545,000	545,379
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,705	301,254
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2038	5.00	1,000,000	1,000,661
1,000,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2047	5.00	1,007,665	1,005,505
75,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	75,000	75,917
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,115,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2033	5.75	1,115,000	1,157,389
735,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2035	6.80	735,000	735,507
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	506,465
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,250,560
1,000,000	ORLANDO FL CONTRACT TOURIST DEV TAX PAYMENTS REVENUE	11/1/2038	5.00	1,042,463	1,098,627

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	$1,000,000	1,495,636
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,833,256	2,279,004
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,658	1,001,234
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,458	398,580
1,500,000	PENSACOLA FL ARPT REVENUE	10/1/2055	5.50	1,595,770	1,565,277
450,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	447,950	456,579
175,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	175,000	165,749
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,022,648	800,870
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,018,822
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,741	926,751
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	58,441
750,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2056	5.63	744,045	734,249
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,435,765	1,378,832
880,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2056	5.65	880,000	858,500
1,000,000	TRANQUILITY CDD FL SPL ASSMNT	5/1/2055	5.63	1,000,000	960,430
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	713,962
390,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	389,275	399,326
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,210,863
800,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2028	4.25	800,000	807,627
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2038	4.85	1,000,000	1,023,419
1,500,000	VLG CDD #16 FL SPL ASSMNT REVENUE	5/1/2056	5.13	1,500,000	1,449,157
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	516,482
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2050	4.50	663,171	688,969
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	802,954	660,146
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,716	984,248
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,697	750,078
				108,483,224	104,281,990	12.56%
Georgia
5,400,000	FLOYD CNTY GA DEV AUTH(f)(j)	9/1/2026	1.80	5,400,000	5,400,000
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,216,696	1,205,119
4,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2045	5.05	4,000,000	4,068,776
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	4.65	2,000,000	1,963,244
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	5.20	1,750,000	1,773,289
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	6/1/2055	4.95	1,500,000	1,497,417
1,000,000	MAIN STREET ENERGY INC ENERGY PROJ REVENUE	12/1/2033	5.00	1,055,181	1,047,662
750,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(h)	3/1/2030	5.00	766,259	786,404
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(h)	6/1/2030	5.00	1,059,250	1,046,343
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(h)	9/1/2030	5.00	2,274,191	2,365,503
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(h)	4/1/2031	5.00	1,022,390	1,061,759
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(f)	6/1/2031	4.15	1,000,000	1,026,017
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(h)	12/1/2032	5.00	2,275,296	2,360,382
				25,319,263	25,601,915	3.08%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Guam
250,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2038	5.25	$261,584	270,974
				261,584	270,974	0.03%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	128,796
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,024,400	871,886
2,315,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,315,000	2,315,822
1,905,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	1,905,000	1,905,883
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2053	6.25	1,000,000	1,019,787
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2054	6.25	1,000,000	1,023,624
				7,374,400	7,265,798	0.88%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	2/1/2046	6.13	1,270,851	1,274,368
400,000	CHICAGO IL BRD OF EDU	12/1/2034	5.50	413,922	427,524
1,100,000	CHICAGO IL BRD OF EDU	12/1/2039	5.25	1,093,559	1,057,444
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	898,244	874,123
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	944,775
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,678	228,305
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,032,640	1,084,429
2,250,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2034	5.00	2,336,201	2,463,923
1,750,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2048	5.25	1,857,329	1,777,345
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	978,588
1,500,000	COOK CNTY IL CMNTY CLG DIST #508	12/1/2051	5.50	1,583,872	1,583,780
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,622	730,524
1,000,000	ILLINOIS FIN AUTH SURFACE FREIGHT TRANSFER FACS REVENUE(b)(h)	12/31/2034	4.13	1,000,000	975,689
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,000,196
500,000	ILLINOIS ST FIN AUTH CHRT SCHREVENUE	12/1/2047	5.00	497,925	474,758
750,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE(b)	8/1/2045	6.25	753,840	777,999
150,798	ILLINOIS ST FIN AUTH REVENUE(c)	5/15/2036	5.00	149,892	1,508
500,000	ILLINOIS ST FIN AUTH REVENUE	9/1/2036	5.00	520,921	514,161
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	750,000	707,031
1,000,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2041	4.00	967,350	942,015
500,000	ILLINOIS ST FIN AUTH REVENUE	7/1/2042	5.00	536,711	545,267
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,000,000	999,979
1,500,000	ILLINOIS ST GEN OBLG REVENUE	5/1/2047	5.50	1,579,022	1,554,325
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2050	4.63	1,000,000	976,991
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2051	4.95	1,000,000	1,001,817
1,935,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,024,941	2,056,353
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,020,906	1,034,008
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,525,015
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	240,000
745,000	MARION IL SALES TAX REVENUE	6/1/2045	6.38	742,868	747,592
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	612,540
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2038	3.00	901,477	907,400
				32,123,532	31,019,772	3.74%
Indiana
150,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	150,000	151,096
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,626,846	1,405,638
1,150,000	INDIANA ST FIN AUTH REVENUE	5/1/2050	5.38	1,126,377	1,143,016
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,499,837
775,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	827,573	818,601
1,055,000	INDIANAPOLIS IN LOCAL PUBLIC IMPT BOND BANK	1/1/2034	5.00	1,105,312	1,160,553
160,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	159,977	160,248

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
1,000,000	TERRE HAUTE IN SANTN DIST	7/1/2043	5.00	$1,055,270	1,046,526
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(b)	1/1/2044	4.88	1,000,000	1,005,141
				8,551,355	8,390,656	1.01%
Iowa
1,200,000	DES MOINES IA GEN OBLG REVENUE	6/1/2034	1.50	984,547	963,059
1,415,000	DES MOINES IA GEN OBLG REVENUE	6/1/2038	1.75	930,149	1,019,350
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,701,172
1,575,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	1,645,079	1,667,655
				5,059,775	5,351,236	0.64%
Kansas
1,000,000	WICHITA KS HLTH CARE FACS REVENUE	6/1/2055	6.75	1,010,997	1,018,961
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	931,520	895,241
1,750,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	3/1/2036	4.00	1,724,630	1,697,885
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	3/1/2041	5.50	975,089	985,377
				4,642,236	4,597,464	0.55%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,795	250,164
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,500,366
2,000,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2056	6.00	2,261,114	2,206,637
3,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(h)	8/1/2032	5.00	3,077,011	3,175,618
1,000,000	TRIMBLE CNTY KY POLL CONTROL REVENUE(h)	9/1/2027	1.30	971,670	969,401
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,000	1,000,675
				9,038,800	9,102,861	1.10%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,016,499	1,023,451
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	4/1/2057	5.50	1,110,158	1,080,382
1,125,000	LOUISIANA PUB FACS AUTH REVENUE	5/15/2047	3.00	831,397	811,519
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,042,468	807,165
1,000,000	LOUISIANA PUB FACS AUTH REVENUE	9/1/2059	5.50	1,058,610	1,007,073
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,003,369	1,004,852
1,500,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2045	5.05	1,500,000	1,531,434
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	915,299
910,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	962,236	979,636
400,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	400,000	415,149
800,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.00	800,000	733,110
945,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2046	4.00	945,000	835,281
495,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	495,000	495,393
270,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(f)	2/15/2036	3.32	270,000	266,461
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,002,903	999,526
				13,687,640	12,905,731	1.56%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,487,475
500,000	MAINE ST TURNPIKE AUTH SPL OBLG	7/1/2030	5.00	536,508	543,542
				2,036,508	2,031,017	0.24%
Maryland
405,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	405,000	406,966
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,020,047

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland (Cont'd):
625,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	$645,582	648,220
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2036	5.00	1,075,877	1,115,160
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	507,132
				3,626,459	3,697,525	0.45%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(g)	7/1/2031	3.30(g )	828,130	844,827
3,898,703	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	2,888,016	2,833,802
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,506,642	1,559,638
955,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	931,771	778,419
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,451,474	1,149,511
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,705,742	1,108,962
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,178
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,178
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,106
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,012,744
1,500,000	SOMERVILLE MA GEN OBLG REVENUE	10/15/2038	2.00	1,061,393	1,173,255
				13,218,168	12,306,620	1.48%
Michigan
1,000,000	ESTRN MICHIGAN UNIV REVENUES	3/1/2055	5.25	1,039,840	1,027,005
1,000,000	GRAND RAPIDS MI ECON DEV CORP	11/1/2050	6.00	989,772	985,184
1,000,000	GRAND RAPIDS MI ECON DEV CORP	11/1/2060	6.13	993,506	983,533
1,000,000	KALAMAZOO MI ECON DEV CORP(b)	8/15/2056	6.25	1,014,042	1,004,935
2,000,000	MICHIGAIN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	5.05	2,000,000	2,007,789
2,100,000	MICHIGAN ST BLDG AUTH REVENUE(f)(j)	4/15/2058	2.47	2,100,000	2,100,000
515,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	512,603	478,475
1,500,000	MICHIGAN ST FIN AUTH REVENUE(h)	4/13/2028	1.20	1,443,903	1,432,019
1,000,000	MICHIGAN ST FIN AUTH REVENUE (Floating, SIFMA Municipal Swap Index Yield + 0.00%)(f)	2/1/2029	3.22	1,000,000	1,000,159
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2029	3.75	1,000,000	1,024,924
950,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2045	5.00	951,171	950,067
1,565,000	MICHIGAN ST HSG DEV AUTH MF HSG REVENUE(f)(j)	10/1/2026	2.67	1,565,000	1,564,767
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,521,496
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,022,428	783,947
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,022,333
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,006,372
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,514,463
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2050	4.95	1,000,000	1,005,028
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,888,561	3,522,768
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,230,110
3,435,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	3,435,000	3,428,626
1,240,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,295,360	1,323,980
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2055	4.55	2,000,000	1,934,297
185,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	185,000	185,147

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	$1,486,615	1,469,885
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,090,806	1,094,171
1,000,000	NTHRN MI UNIV REVENUES	6/1/2055	5.50	1,031,154	1,052,047
2,000,000	VAN DYKE MI PUBLIC SCHS	5/1/2050	5.50	2,035,602	2,126,346
				45,580,363	41,779,873	5.03%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,952	508,298
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,684	982,320
1,000,000	MINNESOTA MUNI GAS AGY GAS PROJ REVENUE	9/1/2035	5.00	1,042,670	1,030,330
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,550,181	1,489,729
				4,517,487	4,010,677	0.48%
Mississippi
700,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	700,000	704,689
5,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	5.13	5,000,000	5,093,310
				5,700,000	5,797,999	0.70%
Missouri
1,000,000	BEAR CREEK CMNTY IMPT DIST MO SALES TAX REVENUE	5/1/2045	6.25	992,177	1,034,615
225,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	223,191	212,522
500,273	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	11/15/2046	5.00	639,055	5
510,000	KANSAS CITY MO LAND CLEARANCE REDEV AUTH PROJ REVENUE(b)	2/1/2040	5.00	513,642	511,609
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	957,918	933,329
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	4.00	943,779	905,843
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,028,911	1,673,146
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	7/1/2041	3.00	874,061	849,472
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2045	5.05	2,500,000	2,552,107
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	797,452
1,985,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.45	1,985,000	1,897,544
1,840,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,840,000	1,805,619
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.95	1,000,000	1,004,894
2,390,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,419,013	2,404,370
995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	995,000	972,329
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	5/1/2057	5.75	1,134,375	1,106,829
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	993,062	1,005,114
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	746,808	748,246
				21,760,992	20,415,045	2.46%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,015,312
650,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2036	3.15	630,428	607,292
2,500,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2050	4.85	2,500,000	2,501,400
				4,130,428	4,124,004	0.50%
Nebraska
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2051	4.70	1,750,000	1,732,821
				1,750,000	1,732,821	0.21%
Nevada
695,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	691,623	729,244
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	924,206

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Nevada (Cont'd):
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	$1,480,000	977,443
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2054	4.70	1,250,000	1,221,636
				4,671,623	3,852,529	0.46%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,058,028	1,036,219
1,200,000	NATIONAL FIN AUTH NH EDU REVENUE	8/1/2055	5.75	1,135,104	1,150,952
985,792	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	898,639	926,439
986,893	NATIONAL FIN AUTH NH MUNI CTFS(f)(i)	11/20/2039	4.06	981,654	965,205
331,966	NATIONAL FIN AUTH NH MUNI CTFS(f)(i)	1/20/2041	4.09	321,220	321,295
1,391,356	NATIONAL FIN AUTH NH MUNI CTFS(f)(i)	11/20/2042	3.82	1,292,570	1,335,572
989,292	NATIONAL FIN AUTH NH MUNI CTFS(f)(i)	10/1/2051	4.03	946,585	947,368
300,000	NATIONAL FIN AUTH NH SPL REVENUE(b)	12/1/2032	5.30	300,000	298,295
750,000	NATIONAL FIN AUTH NH SPL REVENUE(b)	12/1/2032	5.88	750,000	750,459
955,000	NATIONAL FIN AUTH NH SPL REVENUE(b)(g)	12/15/2032	5.06(g )	616,293	611,439
3,000,000	NATIONAL FIN AUTH NH SPL REVENUE(b)(g)	12/15/2034	4.83(g )	1,716,496	1,694,105
750,000	NATIONAL FIN AUTH NH SPL REVENUE(b)	6/1/2039	5.63	750,000	750,338
997,266	NATIONAL FINANCE AUTHORITY	2/20/2041	4.49	1,035,023	1,020,661
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,451,009
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,534	506,079
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2056	6.50	1,109,757	1,133,506
				14,922,903	14,898,941	1.80%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,027,508	1,001,616
695,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	675,252	684,974
2,880,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2045	4.50	2,831,974	2,883,725
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,990,722
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	875,664	767,578
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2050	5.10	1,000,000	1,010,904
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	3,916,545
1,140,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,180,701	1,179,808
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	500,000	500,414
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE	1/1/2045	5.00	1,021,838	1,060,771
				17,062,937	16,997,057	2.05%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(h)	6/1/2028	3.90	1,018,683	1,016,216
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(h)	6/1/2029	3.88	1,000,000	1,022,533
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,794,108
250,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	250,657	249,370
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,290	523,029
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	557,276
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	533,712
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,455,310
				7,609,630	7,151,554	0.86%
New York
1,150,000	BUILD NYC RESOURCE CORP NY REVENUE	12/15/2031	5.00	1,150,000	1,133,024
340,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2041	5.50	358,897	370,183
996,474	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	996,474	1,049,408

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	$750,000	750,423
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,000	581,727
825,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	780,656	756,526
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	856,500
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	746,370	759,972
1,000,000	NEW YORK CITY NY TRANSITIONAL FIN AUTH REVENUE	2/1/2042	3.25	889,840	852,979
250,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	11/1/2046	5.00	261,123	261,199
1,000,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	5/1/2048	5.25	1,037,713	1,051,154
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,000,000	2,001,068
750,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	10/1/2030	5.00	800,299	795,192
1,000,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	7/1/2038	5.00	1,052,946	1,111,442
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2048	5.00	1,008,588	1,035,007
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,400,193
1,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2050	5.10	1,000,000	1,011,481
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,176
1,000,000	NEW YORK ST LIBERTY DEV CORP LIBERTY REVENUE(b)	11/15/2044	5.00	971,250	1,000,027
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,229,016
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,833	711,545
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.25	774,364	801,184
1,685,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	1,685,000	1,354,528
835,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	835,000	734,619
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,360,936
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	986,102
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	1,994,581
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	1,015,871	1,027,930
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,017,196	1,096,500
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2038	5.50	1,061,156	1,104,812
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,406,620	1,452,487
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	725,759	733,309
2,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	12/31/2054	5.25	2,086,799	2,011,233
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2055	6.00	1,527,243	1,577,450
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,569,236	1,502,289
				39,530,240	36,956,202	4.45%
North Carolina
1,395,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,395,000	1,398,002
1,500,000	NORTH CAROLINA HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2056	6.25	1,698,771	1,677,295
2,375,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2045	5.00	2,366,238	2,424,038

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Carolina (Cont'd):
2,000,000	NORTH CAROLINA ST HSG FIN AGY	7/1/2045	4.55	$2,000,000	1,979,974
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,280,800
1,475,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2046	5.00	1,476,504	1,490,127
1,710,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	1,710,000	1,666,736
675,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	6.25	710,065	728,409
500,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2030	3.63	500,000	500,364
				14,356,578	14,145,745	1.70%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	832,041	863,104
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	751,290
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	676,732
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,010,116
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,480,720
765,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	815,069	809,702
				5,972,110	5,591,664	0.67%
Ohio
1,500,000	ALLEN CNTY OH HOSP FACS REVENUE	11/1/2043	5.00	1,500,000	1,500,860
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(b)	12/1/2055	4.50	500,000	395,038
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,533,772	1,545,035
2,000,000	COLUMBUS OH REGL ARPT AUTH REVENUE	1/1/2050	5.50	2,126,905	2,091,610
1,000,000	EHOVE OH JT VOCATIONAL SCH DIST	12/1/2055	5.50	1,031,560	1,032,096
1,405,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,405,000	1,406,398
1,000,000	MADISON-PLAINS OH LOCAL SCH DIST COPS	12/1/2054	5.50	1,009,343	1,029,286
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,032,462	1,020,161
500,000	OHIO ST AIR QUALITY DEV AUTH EXEMPT FACS REVENUE(b)	1/15/2038	4.25	452,748	490,735
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,017,270	1,510,519
1,000,000	OHIO ST HOSP REVENUE	1/1/2032	5.00	1,117,118	1,107,470
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	466,195	455,123
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2045	2.90	1,542,941	1,563,917
2,120,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,120,000	2,159,123
795,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	795,485	802,627
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	4.65	1,000,000	981,065
1,495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	5.20	1,495,000	1,518,225
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,628,422	2,389,000
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,365,998
675,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	698,818	700,352
2,460,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2054	4.70	2,460,000	2,400,510
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2055	4.80	1,000,000	974,740
1,500,000	SAINT BERNARD OH INCOME TAX REVENUE	12/1/2043	5.00	1,500,000	1,501,377
1,000,000	XENIA OH GEN OBLG REVENUE	12/1/2054	5.00	1,036,910	1,012,868
				33,419,949	30,954,133	3.73%
Oklahoma
975,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	975,000	986,788
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2049	4.60	1,500,000	1,470,862

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oklahoma (Cont'd):
1,435,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	$1,506,643	1,538,976
500,000	TULSA OK MUNI ARPT TRUST TRUSTEES	12/1/2035	6.25	539,863	566,590
				4,521,506	4,563,216	0.55%
Oregon
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,835,223	1,445,783
				1,835,223	1,445,783	0.17%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(b)	5/1/2042	5.00	1,000,000	1,026,096
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,542,023	1,582,377
1,500,000	CUMBERLAND CNTY PA MUNI AUTH	6/1/2051	5.50	1,506,853	1,504,841
250,000	DOYLESTOWN PA HOSP AUTH(b)	7/1/2031	5.00	252,860	261,919
1,000,000	LAMPETER-STRASBURG PA SCH DIST	3/1/2047	5.00	1,007,017	1,023,104
1,000,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2030	5.00	1,031,445	1,045,683
1,125,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2034	5.00	1,164,636	1,186,712
1,250,000	PENNSYLVANIA ST ECON DEV FING AUTH T/E PRIVATE ACTIVITY REV	6/30/2036	5.25	1,379,685	1,344,488
500,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	12/15/2040	5.00	542,875	551,020
500,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	12/15/2042	5.00	527,290	530,349
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,000,000	1,001,624
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(f)	7/1/2039	3.30	500,000	472,823
500,000	PENNSYLVANIA ST HSG FIN AGY MF HSG REVENUE	6/1/2041	4.90	500,000	502,247
1,500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2045	5.10	1,500,000	1,526,533
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,015,682	775,502
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,350,092
425,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	423,092	421,782
960,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,025,658	1,036,975
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2056	6.25	1,146,335	1,119,532
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(b)	6/15/2034	4.50	498,296	500,187
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	742,734	751,893
1,055,000	PHILADELPHIA PA HSG AUTH GTD REVENUE	3/1/2037	5.00	1,110,790	1,145,929
				21,417,271	20,661,708	2.49%
Puerto Rico
753,454	GDB DEBT RECOVERY AUTH OF CMWLTH PUERTO RICO	8/20/2040	7.50	735,633	738,407
1,300,000	PUERTO RICO CMWLTH	7/1/2041	4.00	1,224,766	1,203,045
1,255,114	PUERTO RICO CMWLTH(f)(j)	11/1/2043	2.30	777,152	840,927
2,033,910	PUERTO RICO CMWLTH(f)(j)	11/1/2051	1.45	1,288,279	1,408,482
250,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2042	4.00	230,844	236,217
500,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2047	5.00	503,981	490,557
1,000,000	PUERTO RICO CMWLTH AQUEDUCT &SWR AUTH REVENUE(b)	7/1/2033	5.00	1,020,286	1,044,964
2,150,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	2,116,981	2,118,842
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,464,997	1,494,144
				9,362,919	9,575,585	1.15%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	$1,060,501	1,056,199
990,000	RHODE ISLAND ST STUDENT LOAN AUTH LOAN REVENUE	12/1/2044	5.00	981,655	971,094
715,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	709,953	681,228
				2,752,109	2,708,521	0.33%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,886	610,556
1,000,000	MED UNIV SC HOSP AUTH HOSP MTGE REVENUE	11/15/2041	5.25	1,066,653	1,068,359
1,440,000	MED UNIV SC HOSP AUTH HOSP MTGE REVENUE	11/15/2046	5.25	1,494,505	1,494,897
1,000,000	MED UNIV SC HOSP AUTH HOSP MTGE REVENUE	11/15/2050	5.25	1,028,647	1,024,007
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(f)	3/1/2031	4.37	1,000,000	1,033,139
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,052,430
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MF REVENUE	5/1/2043	4.80	1,000,000	1,023,115
1,045,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,045,000	833,635
965,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	965,000	970,053
935,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	928,735	917,165
1,140,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2054	4.63	1,140,000	1,097,337
1,455,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	4.70	1,455,000	1,411,209
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	5.00	1,500,000	1,503,889
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2055	4.95	1,500,000	1,485,728
495,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2055	6.50	550,132	560,776
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2056	6.00	1,141,583	1,112,177
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2043	7.00	940,584	978,152
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	7/1/2047	5.25	1,471,875	1,450,150
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH LEASE REVENUE	8/15/2046	5.25	1,501,354	1,501,392
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)(c)(d)	6/1/2031	6.00	1,000,000	110,000
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2045	5.00	1,008,751	1,049,705
500,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2046	5.00	501,072	520,621
				23,886,777	22,808,492	2.75%
South Dakota
1,000,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2042	5.00	1,080,960	1,066,312
				1,080,960	1,066,312	0.13%
Tennessee
1,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2049	5.00	1,021,849	1,004,283
2,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2051	5.25	2,081,170	2,057,711
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	607,101
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(h)	9/1/2029	5.00	1,036,953	1,048,831
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,965	15
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	63

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	$-	1
2,995,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	2,995,000	2,779,040
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	466,237
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	408,054
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,864,352	2,125,335
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	565,845
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,030,914
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	542,423
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2050	5.00	1,500,000	1,507,524
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2050	5.15	1,500,000	1,517,492
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,328,850
1,320,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,375,706	1,426,907
1,000,000	TENNESSEE ST ENERGY ACQUISITION CORP GAS REVENUE	11/1/2034	5.00	1,086,186	1,067,067
1,500,000	TENNESSEE ST ENERGY ACQUISITION CORP GAS REVENUE	12/1/2035	5.00	1,564,134	1,588,250
				23,607,177	21,071,943	2.54%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(h)	8/1/2026	5.00	1,003,775	1,001,405
540,000	ANDREWS CNTY TX HOSP DIST	3/15/2030	5.00	558,756	548,925
1,000,000	ANNA TX SPL ASSMNT REVENUE(b)	9/15/2036	4.00	1,000,000	965,463
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2050	5.25	2,029,456	2,043,355
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(b)	6/1/2053	6.00	981,541	995,240
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2032	5.00	1,061,046	1,056,293
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,001,865	797,125
1,500,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2050	6.00	1,471,622	1,471,684
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	734,042	746,111
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	680,284	694,624
750,000	DALLAS TX SPL TAX REVENUE(b)(h)	8/15/2028	6.25	750,000	750,865
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	691,338	473,082
2,500,000	EL PASO TX HSG FIN CORP	3/1/2055	5.20	2,544,483	2,517,859
790,000	FORT BEND CNTY TX MUNI UTILITY DIST #2	10/1/2036	2.00	663,474	632,094
1,500,000	FORT WORTH TX GEN OBLG REVENUE	3/1/2040	2.00	1,102,384	1,063,124
500,000	GALVESTON TX WHARVES & TERMINAL REVENUE	8/1/2038	5.25	534,472	528,572
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	891,655	888,889
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,495,035	1,582,550
1,250,000	HHA FOUNTAINVIEW PFC TX MF HSG REVENUE(h)	10/1/2028	2.75	1,250,000	1,240,295
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,109,594	2,061,443
1,500,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2058	5.50	1,580,175	1,572,520
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	928,972	973,076
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	1,023,754
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	221,812
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,000,000	1,071,094

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2045	6.25	$1,004,231	1,034,272
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2060	6.50	503,148	508,810
1,081,962	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(j)	11/15/2061	2.00	1,081,962	498,093
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE(c)	7/1/2025	4.00	638,869	548,250
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	219,697	224,636
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,099,959
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,001,436
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(h)	11/15/2032	5.00	1,083,008	1,104,407
904,646	TEXAS DEPARTMENT OF HOUSING	6/1/2036	2.30	783,785	737,093
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,529,444	1,532,506
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,566,861	3,466,015
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,528,918	1,519,028
2,100,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,222,836	2,234,442
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,024,541	1,009,257
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,543,610	3,539,420
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,029,362	1,014,118
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	487,286	323,865
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,807,612	3,538,492
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,121,601	5,056,973
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2055	5.13	5,082,998	5,042,719
495,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2056	5.75	533,800	541,747
1,000,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP V GAS SPLY REVENUE(h)	1/1/2034	5.00	1,058,454	1,062,307
				66,288,992	63,559,099	7.66%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,046	806,160
300,000	BLACK RIDGE INFRASTRUCTURE FING DIST UT SPL ASSMNT	12/1/2035	5.00	300,000	299,454
500,000	DOWNTOWN REVITALIZATION PUBLIC INFRASTRUCTURE DIST UT SALES	6/1/2034	5.00	549,511	562,727
1,000,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.25	1,000,000	961,583
1,250,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.00	1,263,571	1,325,794
1,000,000	JORDANELLE RIDGE PUBLIC INFRA STRUCTURE DIST #2 UT(b)	3/1/2054	7.75	1,000,000	1,037,014
1,000,000	MIDA MOUNTAIN VLG PUBLIC INFRASTRUCTURE DIST UT TAX ALLOCATI(b)	6/15/2054	6.00	1,014,844	1,019,722
1,000,000	MOONLIGHT VLG PUB INFRASTRUCTURE DIST #1 UT(b)	3/1/2056	6.00	1,000,000	1,002,023
750,000	NORTHPOINT INFRASTRUCTURE FING DIST UT SPL ASSMNT(b)	12/1/2055	6.63	737,962	737,963
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(b)	3/1/2055	6.38	978,938	1,006,460
1,000,000	PANORAMA PUBLIC INFRASTRUCTURE DIST #1 UT(b)	3/1/2055	6.25	1,000,000	1,001,506
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,046,034	1,083,715

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah (Cont'd):
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2047	5.00	$1,008,383	1,000,157
1,000,000	SAWMILL INFRASTRUCTURE FING DIST UT SPL ASSMNT(b)	12/1/2054	6.00	1,000,000	1,028,319
1,000,000	SOUTH SALT LAKE UT REDEV AGY TAX INCREMENT REVENUE(b)	4/15/2046	6.25	1,000,000	1,013,330
920,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	920,000	923,693
935,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	959,922	1,033,316
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,005,811	1,990,563
720,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	718,151	664,843
3,807,127	UTAH ST HSG CORP	12/21/2052	6.00	3,941,152	4,066,588
1,586,588	UTAH ST HSG CORP	1/21/2053	6.50	1,650,570	1,681,186
3,012,330	UTAH ST HSG CORP	4/21/2053	5.50	3,078,084	3,082,547
1,824,898	UTAH ST HSG CORP	5/21/2053	6.50	1,896,103	1,933,773
2,912,625	UTAH ST HSG CORP	6/21/2053	6.00	2,980,098	3,059,858
2,131,750	UTAH ST HSG CORP	9/21/2053	6.50	2,196,136	2,259,414
5,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	5,000	5,008
1,000,000	VERK INDL REGL PUBLIC INFRASTRUCTURE DIST UT TAX(b)	9/1/2047	6.63	1,000,000	1,053,777
959,436	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.63	959,436	962,100
				36,219,752	36,602,593	4.41%
Virginia
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE(h)	8/1/2027	4.25	2,000,000	2,017,432
2,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	2,005,199	2,003,325
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,231
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,004,645	1,085,108
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	2.91(g )	210,590	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	118,660
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	855,526
1,000,000	VIRGINIA HSG DEV AUTH	7/1/2050	5.05	1,000,000	1,007,596
2,000,000	VIRGINIA HSG DEV AUTH	7/1/2055	4.70	2,000,000	1,937,481
810,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	810,000	810,393
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	626,628
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,015,825
				12,753,893	11,980,360	1.44%
Washington
185,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	185,000	187,112
1,000,000	KING CNTY WA HSG AUTH	7/1/2045	5.38	986,389	1,044,837
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	487,114	300,193
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	527,122	534,365
1,000,000	UNIV OF WASHINGTON WA UNIV REVENUES	7/1/2042	3.13	869,977	835,727
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,951	1,241,892
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,052
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.50	983,242	989,815
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE	1/1/2046	6.00	979,562	1,004,927
994,300	WASHINGTON STATE HOUSING FINANCE COMMISSION(f)(i)	11/20/2041	3.68	949,650	941,921
				7,980,007	7,595,841	0.92%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(h)	6/15/2028	3.38	1,000,000	1,006,791
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	3,007,265
1,005,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,005,000	669,368

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
West Virginia (Cont'd):
765,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	$765,000	753,441
				5,770,000	5,436,865	0.66%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2046	3.44(g )	3,048	104
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2047	3.32(g )	3,231	115
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2048	3.21(g )	3,049	111
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2049	3.11(g )	2,913	110
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2050	3.01(g )	2,763	107
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2051	2.92(g )	2,893	116
429,120	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(f)(j)	7/1/2051	3.75	426,880	287,561
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2052	2.83(g )	2,842	118
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2053	2.75(g )	2,706	116
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2054	2.67(g )	2,589	114
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2055	2.60(g )	2,466	112
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2056	2.53(g )	2,351	110
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2057	1.55(g )	1,027	13
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2057	2.47(g )	2,044	97
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2058	2.40(g )	2,154	109
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2059	2.35(g )	2,066	107
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2060	2.29(g )	1,986	106
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2061	2.24(g )	1,897	104
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2062	2.18(g )	1,823	102
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2063	2.14(g )	1,741	101
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2064	2.09(g )	1,675	100
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2065	2.04(g )	1,613	99
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2066	2.00(g )	1,555	97
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(g)	1/1/2067	1.96(g )	17,850	1,255
690,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	12/15/2044	5.00	701,749	667,789
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	520,263	474,567
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	477,421	478,655
3,515,000	PUBLIC FIN AUTH WI HOSP REVENUE	10/1/2044	5.00	3,577,473	3,558,495
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,037,309	960,313
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,016,043
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	11/1/2028	6.25	1,250,000	437,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	1/1/2033	6.13	992,141	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2034	5.00	246,588	256,499
2,000,000	PUBLIC FIN AUTH WI REVENUE(b)(g)	12/15/2036	4.50(g )	1,019,293	1,016,425
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)(g)	12/15/2039	4.30(g )	395,552	395,073
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2045	6.00	972,113	979,573
570,000	PUBLIC FIN AUTH WI REVENUE(b)	12/1/2045	6.25	561,695	583,198
1,661,633	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,669,881	1,162,459
1,499,819	PUBLIC FINANCE AUTHORITY(f)(i)	1/20/2041	4.13	1,473,375	1,415,728
1,000,000	WISCONSIN HLTH EDL FACS AUTH SENIOR LIVING REVENUE	11/15/2045	6.00	983,023	993,230

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
100,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2027	5.00	$101,856	101,758
165,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2028	5.00	170,496	170,308
200,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2029	5.00	209,030	208,615
265,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2030	5.00	279,432	278,733
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE(c)	8/1/2032	5.00	507,972	353,865
265,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	268,143	265,003
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,412,787	1,443,696
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,417	1,031,888
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2061	5.50	1,472,400	1,483,470
				22,787,571	20,473,967	2.47%
Wyoming
500,000	CAMPBELL CNTY WY SOL WST FACS REVENUE	7/15/2039	3.63	445,031	464,571
500,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2040	4.30	500,000	504,034
				945,031	968,605	0.12%
	Sub-total Municipal Bonds:			823,485,723	789,553,088	95.13%
Short-Term Investments:
15,951,008	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.54%(k)			15,951,008	15,951,008
	Sub-total Short-Term Investments:			15,951,008	15,951,008	1.92%
	Total Investments			$864,297,032	827,381,245	99.69%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)
Restricted security that has been deemed illiquid. At March 31, 2026, the value of these restricted illiquid securities amounted to $1,566,733 or
0.19% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2050	8/12/20	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/20	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/21	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/15-1/21/16	1,235,125
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 7/1/2051	3/26/18	426,880
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/18	704-5,754

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/18	$60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/18	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/18	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/18	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/18	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/18	64-516
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/18	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/18	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/18	60-498
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/18	59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/18	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/18	63-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/18	61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/18	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/18	59-466
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/18	58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/18	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/18	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/18	54-449
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/18	58-442

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/18	$488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/18	495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/17	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/18	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/21	1,000,000

(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(g)	Zero coupon bond. Yield disclosed as of March 31, 2026.
(h)	Security has converted to a fixed rate and is the rate in effect as of period end.
(i)	The interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(j)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(k)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2025, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$12,224,568 with net purchases of $3,726,440 during the three months ended March 31, 2026.

At March 31, 2026, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
U.S. Treasury Long Bond	80	$(9,110)	Short	6/26	$281
					$281

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2026.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$21,877,149	$—	$—	$21,877,149
Municipal Bonds
Alabama	—	28,382,809	—	28,382,809
Alaska	—	1,097,570	—	1,097,570
Arizona	—	9,632,106	—	9,632,106
Arkansas	—	5,642,423	—	5,642,423
California	—	41,947,212	—	41,947,212
Colorado	—	22,701,538	—	22,701,538
Connecticut	—	4,955,673	—	4,955,673
Delaware	—	2,410,645	—	2,410,645
District of Columbia	—	7,032,419	—	7,032,419
Florida	—	104,281,990	—	104,281,990
Georgia	—	25,601,915	—	25,601,915
Guam	—	270,974	—	270,974
Idaho	—	7,265,798	—	7,265,798
Illinois	—	31,019,772	—	31,019,772
Indiana	—	8,390,656	—	8,390,656
Iowa	—	5,351,236	—	5,351,236
Kansas	—	4,597,464	—	4,597,464
Kentucky	—	9,102,861	—	9,102,861
Louisiana	—	12,905,731	—	12,905,731
Maine	—	2,031,017	—	2,031,017
Maryland	—	3,697,525	—	3,697,525
Massachusetts	—	12,306,620	—	12,306,620
Michigan	—	41,779,873	—	41,779,873
Minnesota	—	4,010,677	—	4,010,677

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2026 (unaudited)
	Level 1	Level 2	Level 3	Total
Mississippi	$—	$5,797,999	$—	$5,797,999
Missouri	—	20,415,045	—	20,415,045
Montana	—	4,124,004	—	4,124,004
Nebraska	—	1,732,821	—	1,732,821
Nevada	—	3,852,529	—	3,852,529
New Hampshire	—	14,898,941	—	14,898,941
New Jersey	—	16,997,057	—	16,997,057
New Mexico	—	7,151,554	—	7,151,554
New York	—	36,956,202	—	36,956,202
North Carolina	—	14,145,745	—	14,145,745
North Dakota	—	5,591,664	—	5,591,664
Ohio	—	30,954,133	—	30,954,133
Oklahoma	—	4,563,216	—	4,563,216
Oregon	—	1,445,783	—	1,445,783
Pennsylvania	—	20,661,708	—	20,661,708
Puerto Rico	—	9,575,585	—	9,575,585
Rhode Island	—	2,708,521	—	2,708,521
South Carolina	—	22,808,492	—	22,808,492
South Dakota	—	1,066,312	—	1,066,312
Tennessee	—	21,071,943	—	21,071,943
Texas	—	63,559,099	—	63,559,099
Utah	—	36,602,593	—	36,602,593
Virginia	—	11,980,360	—	11,980,360
Washington	—	7,595,841	—	7,595,841
West Virginia	—	5,436,865	—	5,436,865
Wisconsin	—	20,473,967	—	20,473,967
Wyoming	—	968,605	—	968,605
Short-Term Investments	15,951,008	—	—	15,951,008
Total	$37,828,157	$789,553,088	$—	$827,381,245
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$281,071	$—	$—	$281,071

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
10,590	ANZ GROUP HOLDINGS LTD.	$95,677	266,215
8,988	BHP GROUP LTD.	269,742	328,405
17,400	BRAMBLES LTD.	64,294	271,891
971	COCHLEAR LTD.	35,893	114,030
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	1,303,216
8,914	CSL LTD.	211,534	875,698
77,157	FORTESCUE LTD.	166,128	1,089,921
19,923	GOODMAN GROUP	57,689	354,668
168,387	LYNAS RARE EARTHS LTD.(b)	1,664,998	2,288,343
7,819	MACQUARIE GROUP LTD.	175,414	1,109,363
35,181	NATIONAL AUSTRALIA BANK LTD.	433,134	1,017,482
159,483	NEUREN PHARMACEUTICALS LTD.(b)	2,166,605	1,314,023
23,240	NORTHERN STAR RESOURCES LTD.	115,895	339,277
12,815	RIO TINTO LTD.	399,559	1,440,840
20,500	SANTOS LTD.	45,732	112,583
5,811	SONIC HEALTHCARE LTD.	50,545	82,251
57,859	SOUTH32 LTD.	37,235	173,920
1,937,633	STEADFAST GROUP LTD.	6,971,030	5,681,697
64,822	STOCKLAND	141,541	194,125
1,094,513	SUPERLOOP LTD.(b)	1,904,876	2,501,844
13,099	TRANSURBAN GROUP	36,728	127,305
1,524	WESFARMERS LTD.	43,774	77,255
		15,323,200	21,064,352	1.82%
Austria:
39,116	ASTA ENERGY SOLUTIONS A.G.(b)	1,367,802	1,767,111
1,727	ERSTE GROUP BANK A.G.	28,884	186,612
		1,396,686	1,953,723	0.17%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	521,484
49,752	GROUPE BRUXELLES LAMBERT N.V.	4,097,380	4,497,169
3,413	KBC GROUP N.V.	77,680	417,219
2,245	UCB S.A.	107,034	676,219
		4,389,001	6,112,091	0.53%
Brazil:
171,900	CIA DE SANEAMENTO DE MINAS GERAIS COPASA MG	1,908,388	1,914,849
179,500	EMBRAER S.A.	1,540,708	2,666,588
207,178	INTER & CO., INC.	1,159,906	1,649,137
383,968	NU HOLDINGS LTD., CLASS A(b)	3,841,526	5,517,620
204,770	PRIO S.A.(b)	1,724,021	2,617,416
		10,174,549	14,365,610	1.24%
Canada:
236,590	5N PLUS, INC.(b)	3,458,901	5,387,946
8,332	AGNICO EAGLE MINES LTD.	800,141	1,691,229
106,295	ALIMENTATION COUCHE-TARD, INC.	3,289,316	6,024,988
11,882	ALTAGAS LTD.	233,265	412,125
2,216	CAMECO CORP.	266,288	240,987
125,676	CANADIAN NATURAL RESOURCES LTD.	4,172,310	6,130,669
90,863	CANADIAN PACIFIC KANSAS CITY LTD.	2,218,394	7,147,283
13,314	CANADIAN UTILITIES LTD., CLASS A	382,053	467,631
5,004	CCL INDUSTRIES, INC., CLASS B	200,982	313,528
16,224	CENOVUS ENERGY, INC.	218,110	430,587
14,024	CENOVUS ENERGY, INC. (NEW YORK STOCK EXCHANGE)	212,258	372,057
307	CONSTELLATION SOFTWARE, INC.	271,176	538,919
63,985	DEFINITY FINANCIAL CORP.	2,604,239	3,012,276
6,582	DOLLARAMA, INC.	86,132	807,810
10,842	EMERA, INC.	434,124	562,013
12,626	ENBRIDGE, INC.	498,744	683,572
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	565,701
1,540	FIRSTSERVICE CORP.	233,511	214,234
1,925	GFL ENVIRONMENTAL, INC.	83,815	80,302
3,196	IMPERIAL OIL LTD.	141,353	418,101
415	INTACT FINANCIAL CORP.	33,776	75,202
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	29,565
34,300	KINROSS GOLD CORP.	370,611	1,046,836
534,840	KNIGHT THERAPEUTICS, INC.(b)	2,089,400	2,848,943

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
10,540	LOBLAW COS. LTD.	$101,823	480,517
921	LUMINE GROUP, INC.(b)	9,604	14,671
12,181	MAGNA INTERNATIONAL, INC.	493,716	680,283
300	MAGNA INTERNATIONAL, INC. (NEW YORK STOCK EXCHANGE)	13,822	16,743
64,419	MDA SPACE LTD.(b)	1,809,079	1,631,892
3,000	METRO, INC.	54,328	205,262
19,328	NATIONAL BANK OF CANADA	618,005	2,501,066
2,111	ONEX CORP.	96,789	154,057
14,468	PEMBINA PIPELINE CORP.	459,721	647,588
2,253	POWER CORP. OF CANADA	51,403	108,463
438,423	REAL MATTERS, INC.(b)	2,072,091	1,799,954
3,952	ROGERS COMMUNICATIONS, INC., CLASS B	157,367	151,989
2,875	ROYAL BANK OF CANADA	338,287	465,117
1,602	ROYAL BANK OF CANADA (TSX TORONTO EXCHANGE)	272,205	258,973
186,888	SECURE WASTE INFRASTRUCTURE CORP.	2,476,340	2,932,762
37,606	SHOPIFY, INC., CLASS A(b)	6,575,278	4,460,824
4,544	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(b)	487,258	539,165
1,080	SOUTH BOW CORP.	22,447	35,986
15,400	SPROTT, INC.	2,458,271	2,197,691
119,891	SUNCOR ENERGY, INC.	2,753,078	7,929,819
11,656	TC ENERGY CORP.	472,445	729,666
2,900	TORONTO-DOMINION (THE) BANK	223,018	270,599
416	TRISURA GROUP LTD.(b)	490	13,020
22,335	WASTE CONNECTIONS, INC.	3,146,117	3,628,097
68,548	WHITECAP RESOURCES, INC.	477,687	773,635
		48,051,629	72,130,343	6.24%
China:
426,262	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,038,672	1,158,063
926,873	HARBIN ELECTRIC CO. LTD., CLASS H	1,795,574	2,583,489
102,600	TENCENT HOLDINGS LTD.	7,039,161	6,477,333
		10,873,407	10,218,885	0.88%
Czech Republic:
91,556	CSG N.V.(b)	2,626,005	2,463,600
		2,626,005	2,463,600	0.21%
Denmark:
52,327	ALK-ABELLO A/S	697,862	1,648,810
44	AP MOLLER - MAERSK A/S, CLASS A	34,206	106,884
65	AP MOLLER - MAERSK A/S, CLASS B	50,354	161,086
1,300	CARLSBERG A/S, CLASS B	50,752	162,208
1,500	COLOPLAST A/S, CLASS B	27,666	102,275
12,005	DANSKE BANK A/S	141,793	582,821
2,447	DSV A/S	121,245	584,598
1,214	NOVO NORDISK A/S ADR(c)	109,250	44,614
2,460	NOVONESIS NOVOZYMES B	38,505	145,558
2,600	PANDORA A/S	18,150	182,611
		1,289,783	3,721,465	0.32%
Finland:
5,584	KESKO OYJ, CLASS B	30,705	123,571
3,256	KONE OYJ, CLASS B	35,674	207,591
21,225	NESTE OYJ	67,704	685,441
368,280	NOKIA OYJ	1,398,793	2,935,168
635,292	NOKIA OYJ ADR(c)	2,675,225	5,107,748
152,913	NOKIAN RENKAAT OYJ(d)	1,871,690	1,617,790
4,311	NORDEA BANK ABP	36,625	73,939
7,248	SAMPO OYJ, CLASS A	11,904	77,473
7,565	STORA ENSO OYJ (REGISTERED)	31,849	89,109
11,934	UPM-KYMMENE OYJ	99,929	371,211
1,849	VALMET OYJ	14,443	52,726
		6,274,541	11,341,767	0.98%
France:
6,167	AIRBUS S.E.	78,207	1,158,319
60,611	ALSTOM S.A.(b)	1,398,497	1,727,057
115,115	ALTEN S.A.	9,997,320	6,972,118
14,011	AXA S.A.	161,805	642,344
1,192	BNP PARIBAS S.A.	49,869	113,551

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
21,533	CAPGEMINI S.E.	$3,011,585	2,516,880
7,987	CIE DE SAINT-GOBAIN S.A.	173,298	657,292
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	276,641
30,927	CREDIT AGRICOLE S.A.	249,255	580,595
166,583	DANONE S.A.	10,279,953	13,378,648
591	ESSILORLUXOTTICA S.A.	53,785	137,366
1,405	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	192,556	326,993
19,435	EXAIL TECHNOLOGIES S.A.(b)(d)	1,460,042	2,702,888
6,524	GETLINK S.E.	50,218	140,589
31	HERMES INTERNATIONAL S.C.A.	36,976	59,207
671	KLEPIERRE S.A.	8,398	25,291
3,768	L'OREAL S.A.	285,245	1,545,127
9,522	LVMH MOET HENNESSY LOUIS VUITTON S.E.	3,494,934	5,292,948
200,010	PLUXEE N.V.	4,839,414	2,450,483
943	PUBLICIS GROUPE S.A.	46,202	77,987
2,497	RENAULT S.A.	46,487	84,723
50,473	SAFRAN S.A.	6,716,563	16,506,842
5,479	SCHNEIDER ELECTRIC S.E.	181,812	1,504,917
278	SCHNEIDER ELECTRIC S.E. (LONDON EXCHANGE)	8,838	75,006
71,525	SOCIETE GENERALE S.A.	5,260,883	5,222,476
58,525	SODEXO S.A.	3,730,825	3,004,345
11,869	SODEXO S.A. (EURONEXT PARIS EXCHANGE)(b)	779,774	604,998
1,413	THALES S.A.	81,763	414,867
1,345	TOTALENERGIES S.E.	88,842	124,188
1,384	TOTALENERGIES S.E. (NEW YORK STOCK EXCHANGE)	66,845	125,916
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	516,238
6,381	VINCI S.A.	253,789	955,666
		53,306,312	69,922,506	6.05%
Germany:
35,001	ADIDAS A.G.	5,366,419	5,515,673
87,174	AIXTRON S.E.	2,099,692	3,280,466
5,446	ALLIANZ S.E. (REGISTERED)	452,924	2,256,756
10,128	ALZCHEM GROUP A.G.	1,861,610	1,986,170
91,132	AUTO1 GROUP S.E.(b)	2,158,919	1,601,090
178,791	BRENNTAG S.E.	11,602,007	11,796,027
17,339	DEUTSCHE BOERSE A.G.	5,355,876	5,041,073
17,828	DEUTSCHE POST A.G.	210,542	919,411
8,928	DEUTSCHE TELEKOM A.G. (REGISTERED)	98,694	329,212
126,918	DEUTZ A.G.	1,714,963	1,241,581
10,807	ELMOS SEMICONDUCTOR S.E.	1,861,653	1,800,746
53,005	FRESENIUS MEDICAL CARE A.G.	3,364,022	2,358,264
2,068	HANNOVER RUECK S.E.	85,908	640,055
2,860	HEIDELBERG MATERIALS A.G.	117,941	589,042
20,563	INFINEON TECHNOLOGIES A.G.	112,405	903,501
2,050	MERCK KGAA	86,079	254,588
1,652	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	195,197	1,029,079
76,671	NORDEX S.E.(b)	1,843,482	4,038,189
2,910	RHEINMETALL A.G.	3,986,412	4,853,013
2,704	RWE A.G.	55,911	180,097
30,261	SAP S.E.	7,517,856	5,121,161
117,439	SCHOTT PHARMA A.G. & CO. KGAA	1,888,254	1,835,230
29,136	SCOUT24 S.E.(e)	1,720,218	2,232,443
8,823	SIEMENS A.G. (REGISTERED)	516,840	2,092,730
138,497	SIEMENS ENERGY A.G.	6,173,331	22,793,219
		60,447,155	84,688,816	7.32%
Hong Kong:
107,000	AIA GROUP LTD.	328,172	1,202,022
96,099	ALIBABA GROUP HOLDING LTD.	1,088,548	1,512,840
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	253,465
44,544	CK ASSET HOLDINGS LTD.	117,685	254,443
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	81,148
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	93,951
14,199,670	IMPRO PRECISION INDUSTRIES LTD.(e)	3,801,366	14,070,734
40,500	LINK REIT	84,196	187,517

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
468,000	WASION HOLDINGS LTD.	$1,590,420	1,695,005
		7,158,001	19,351,125	1.67%
India:
93,113	CARE RATINGS LTD.	1,328,299	1,421,992
722,947	FEDERAL BANK LTD.	1,842,348	2,033,047
43,735	GODFREY PHILLIPS INDIA LTD.	1,785,893	870,839
432,093	HCL TECHNOLOGIES LTD.	3,322,104	6,230,607
185,643	ICICI BANK LTD. ADR(c)	4,116,720	4,808,154
1,149,328	INDIAN ENERGY EXCHANGE LTD.(e)	1,864,901	1,401,670
55,421	MULTI COMMODITY EXCHANGE OF INDIA LTD.	1,258,925	1,447,067
138,297	PVR INOX LTD.(b)	1,506,084	1,339,392
		17,025,274	19,552,768	1.69%
Indonesia:
35,288,900	MITRA ADIPERKASA TBK PT	2,904,860	2,502,170
		2,904,860	2,502,170	0.22%
Ireland:
14,222	COSMO PHARMACEUTICALS N.V.	1,572,628	1,503,780
91,206	EXPERIAN PLC	1,469,972	3,170,191
9,285,265	GLENVEAGH PROPERTIES PLC(b)(e)	16,292,269	20,777,877
55,063	ICON PLC(b)	8,502,420	6,093,272
64,376	MEDTRONIC PLC	6,556,110	5,578,180
247,854	RYANAIR HOLDINGS PLC	6,373,893	7,021,813
		40,767,292	44,145,113	3.82%
Israel:
33,212	BANK HAPOALIM B.M.	146,192	777,373
18,168	MIZRAHI TEFAHOT BANK LTD.	275,836	1,317,446
38,639	TEL AVIV STOCK EXCHANGE LTD.	1,415,515	1,710,879
193,421	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(b)(c)	6,073,152	5,825,841
		7,910,695	9,631,539	0.83%
Italy:
61,748	AVIO S.P.A.	2,119,484	2,388,326
22,976	BANCA MEDIOLANUM S.P.A.	79,388	466,653
55,027	BANCA MONTE DEI PASCHI DI SIENA S.P.A.	162,324	479,460
122,943	CEMENTIR HOLDING N.V.	2,560,307	2,198,111
9,386	LEONARDO S.P.A.	46,912	630,439
177,377	LOTTOMATICA GROUP S.P.A.	2,853,822	5,119,840
22,228	SESA S.P.A.	1,509,512	2,033,540
29,185	SOL S.P.A.	1,648,977	1,998,730
45,430	UNICREDIT S.P.A.	469,670	3,273,570
		11,450,396	18,588,669	1.61%
Japan:
100,600	77 BANK (THE) LTD.	1,598,805	1,981,404
6,900	AISIN CORP.	37,584	95,515
30,000	AJINOMOTO CO., INC.	116,767	841,159
9,000	ASAHI GROUP HOLDINGS LTD.	37,327	90,324
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	111,152
27,600	BRIDGESTONE CORP.	205,726	572,863
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	746,933
99,600	CHUGIN FINANCIAL GROUP, INC.	2,146,234	1,776,488
29,100	DAIICHI SANKYO CO. LTD.	150,922	513,047
20,400	DAIKIN INDUSTRIES LTD.	2,220,666	2,474,844
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	187,558
25,200	DENSO CORP.	131,613	312,885
3,300	FAST RETAILING CO. LTD.	136,395	1,313,441
26,100	FUJIFILM HOLDINGS CORP.	163,215	496,047
18,000	FUJITSU LTD.	64,886	365,806
115,800	FUSO CHEMICAL CO. LTD.	1,893,799	2,076,802
54,600	HITACHI LTD.	162,729	1,595,719
5,300	HOYA CORP.	112,594	914,229
69,800	INTEGRAL CORP.(d)	1,036,475	1,397,165
91,000	ITOCHU CORP.	192,005	1,156,648
25,500	JAPAN AIRLINES CO. LTD.	447,259	414,886
32,762	JAPAN STEEL WORKS (THE) LTD.	1,898,322	1,783,932
3,500	KAJIMA CORP.	15,004	132,958
459,711	KANSAI PAINT CO. LTD.	6,368,435	6,788,272

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
59,524	KDDI CORP.	$238,488	1,019,343
7,200	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	53,703
3,124	KEYENCE CORP.	131,805	1,106,381
30,000	KIKKOMAN CORP.(d)	52,867	273,468
2,300	KONAMI GROUP CORP.	50,313	286,166
105,600	KYOTO FINANCIAL GROUP, INC.	2,570,216	2,754,082
525,300	LION CORP.	5,694,480	5,509,353
14,300	MEIKO ELECTRONICS CO. LTD.	1,903,560	2,282,290
32,700	MICRONICS JAPAN CO. LTD.	1,775,950	2,014,125
52,500	MITSUBISHI CORP.	230,376	1,802,914
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	115,253
156,000	MITSUBISHI HEAVY INDUSTRIES LTD.	1,567,333	4,255,578
27,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	368,274	466,320
28,000	MITSUI & CO. LTD.	128,045	1,078,008
10,500	MITSUI KINZOKU CO. LTD.	1,971,878	1,968,907
4,000	MITSUI OSK LINES LTD.(d)	114,554	165,556
22,500	MURATA MANUFACTURING CO. LTD.	101,583	504,466
21,500	NEC CORP.	144,614	535,643
4,700	NIDEC CORP.(b)	25,876	59,151
108,000	NINTENDO CO. LTD.	6,926,132	6,162,573
9,300	NIPPON YUSEN K.K.	39,009	341,331
3,000	NITERRA CO. LTD.	28,359	140,006
7,000	NITORI HOLDINGS CO. LTD.	40,951	111,177
16,000	NITTO DENKO CORP.	77,639	320,113
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	271,562
339,700	NTT, INC.	149,807	337,264
366,600	OLYMPUS CORP.	4,364,244	3,490,178
24,000	ORIENTAL LAND CO. LTD.	113,097	408,571
100,969	PAYPAY CORP. ADR(b)(c)	1,615,504	2,154,678
56,200	RAKUTEN BANK LTD.(b)	2,874,675	2,035,845
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	103,826
45,300	RESONA HOLDINGS, INC.	172,185	504,052
270,600	SATO CORP.	3,810,265	3,805,672
27,240	SBI HOLDINGS, INC.(d)	110,355	507,411
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	211,735
6,000	SEKISUI HOUSE LTD.	44,394	133,944
77,700	SHIBAURA MECHATRONICS CORP.	1,918,497	2,037,118
4,000	SHIMADZU CORP.	25,419	94,892
1,500	SHIMANO, INC.	58,204	157,187
23,600	SHIN-ETSU CHEMICAL CO. LTD.	228,470	960,227
12,000	SHIONOGI & CO. LTD.	67,679	266,989
31,200	SINFONIA TECHNOLOGY CO. LTD.	1,932,057	2,142,748
400	SMC CORP.	37,846	156,456
79,200	SOFTBANK GROUP CORP.	131,623	1,903,503
800	SOMPO HOLDINGS, INC.	5,392	31,259
4,000	SONY GROUP CORP.	100,942	82,505
5,700	SUBARU CORP.	26,572	91,059
2,800	SUMITOMO CORP.	30,610	104,213
23,200	SUZUKI MOTOR CORP.	104,611	277,959
2,200	TAISEI CORP.	19,821	229,754
16,500	TDK CORP.	52,815	213,931
20,800	TERUMO CORP.	95,419	278,505
218,242	TIMEE, INC.(b)(d)	2,064,358	1,811,612
18,400	TOKIO MARINE HOLDINGS, INC.	144,365	859,240
8,500	TOKYO ELECTRON LTD.	112,885	2,078,693
78,400	TOYO TIRE CORP.	2,253,409	1,806,029
4,000	TOYOTA INDUSTRIES CORP.(b)	101,266	514,632
25,600	TOYOTA MOTOR CORP.	451,924	530,670
5,100	TOYOTA TSUSHO CORP.	14,142	199,568
13,500	UNICHARM CORP.	30,008	78,613
13,800	YAMAHA MOTOR CO. LTD.	46,377	98,365
50,900	YOKOHAMA FINANCIAL GROUP, INC.	164,564	452,520
86,900	YONEX CO. LTD.	2,325,569	1,632,806

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
348,531	ZUKEN, INC.	$10,890,399	9,509,084
		80,347,508	104,030,859	9.00%
Lithuania:
840,699	BALTIC CLASSIFIEDS GROUP PLC	1,725,285	2,033,755
		1,725,285	2,033,755	0.18%
Mexico:
84,764	GRUMA S.A.B. DE C.V., CLASS B	976,529	1,554,299
33,207	VISTA ENERGY S.A.B. DE C.V. ADR(b)(c)	1,891,975	2,506,132
		2,868,504	4,060,431	0.35%
Netherlands:
4,065	ADYEN N.V.(b)(e)	4,543,357	4,067,637
85,294	AKZO NOBEL N.V.	5,903,460	4,894,609
6,378	ASM INTERNATIONAL N.V.	1,732,433	4,858,297
2,413	ASML HOLDING N.V.	1,975,995	3,193,936
8,192	ASML HOLDING N.V. ADR (REGISTERED)	2,658,680	10,820,239
3,610	EXOR N.V.	90,616	276,677
39	FERROVIAL S.E.	588	2,536
1,044	HEINEKEN HOLDING N.V.	29,576	74,676
2,822	HEINEKEN N.V.	79,167	217,162
16,411	KONINKLIJKE AHOLD DELHAIZE N.V.	186,076	766,128
65,970	KONINKLIJKE KPN N.V.	190,999	366,920
469,568	KONINKLIJKE PHILIPS N.V.	10,297,731	12,861,329
47,026	MAGNUM ICE CREAM (THE) CO. N.V.(b)	573,234	690,282
1,690	PROSUS N.V.(b)	40,099	77,255
323,488	SIGNIFY N.V.(e)	7,414,623	6,752,700
178,903	UNIVERSAL MUSIC GROUP N.V.	4,162,097	3,468,960
6,193	WOLTERS KLUWER N.V.	101,075	463,299
		39,979,806	53,852,642	4.66%
Norway:
27,984	AKER BP ASA	935,807	1,027,371
9,200	DNB BANK ASA	37,422	286,924
23,955	NORSK HYDRO ASA	48,328	254,004
44,435	PROTECTOR FORSIKRING ASA	1,730,256	2,153,872
		2,751,813	3,722,171	0.32%
Poland:
5,441	INPOST S.A.(b)	66,573	95,518
		66,573	95,518	0.01%
Portugal:
20,567	EDP S.A.	48,529	108,889
14,452	GALP ENERGIA SGPS S.A.	143,129	351,350
		191,658	460,239	0.04%
Russia:
25,740,000	RUSHYDRO PJSC(b)(d)(f)	218,665	-
		218,665	-	0.00%
Singapore:
1,146,800	AEM HOLDINGS LTD.(b)	2,871,929	3,804,122
5,000	CITY DEVELOPMENTS LTD.	23,356	32,218
31,020	DBS GROUP HOLDINGS LTD.	158,529	1,378,322
39,200	KEPPEL LTD.	150,880	363,802
13,480	KEPPEL REIT	5,756	9,361
113,591	SEA LTD. ADR(b)(c)	9,604,613	9,406,471
4,600	UNITED OVERSEAS BANK LTD.	26,071	132,303
		12,841,134	15,126,599	1.31%
South Africa:
581,685	FAMOUS BRANDS LTD.	1,996,242	1,734,269
5,284	THUNGELA RESOURCES LTD.	1,911	51,596
		1,998,153	1,785,865	0.15%
South Korea:
8,371	APR CORP.	852,311	1,875,358
152,105	BNK FINANCIAL GROUP, INC.	2,307,177	1,786,266
82,125	JB FINANCIAL GROUP CO. LTD.	1,960,432	1,601,291
3,774	LIG NEX1 CO. LTD.	1,674,016	1,478,572
11,045	SAMSUNG C&T CORP.	1,190,136	1,875,531
164,906	SAMSUNG ELECTRONICS CO. LTD.	7,339,081	18,523,898

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
9,011	SK HYNIX, INC.	$4,555,081	4,901,017
272,048	VITZROCELL CO. LTD.	3,491,560	6,383,617
		23,369,794	38,425,550	3.32%
Spain:
1,260	ACCIONA S.A.	78,312	332,524
5,622	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	124,887	695,680
5,299	AMADEUS IT GROUP S.A.	128,321	301,223
179,009	ATALAYA MINING COPPER S.A.	2,295,300	1,692,489
2,870	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	66,898	62,641
51,052	BANCO SANTANDER S.A.	144,309	577,670
60,498	CAIXABANK S.A.	164,674	725,879
20,495	GRENERGY RENOVABLES S.A.(b)	1,892,756	2,730,071
73,834	IBERDROLA S.A.	502,735	1,694,913
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	718,298
6,389	NATURGY ENERGY GROUP S.A.	98,901	191,820
3,164	REDEIA CORP. S.A.	28,806	53,545
20,840	REPSOL S.A.	149,937	585,523
		5,915,031	10,362,276	0.90%
Sweden:
226,567	APOTEA AB(b)	1,201,859	1,519,217
18,750	ASSA ABLOY AB, CLASS B	74,612	672,382
36,800	ATLAS COPCO AB, CLASS A	54,586	647,274
15,920	ATLAS COPCO AB, CLASS B	22,691	247,356
197,022	ATTENDO AB(e)	2,205,360	2,110,521
80,169	BONESUPPORT HOLDING AB(b)(e)	1,989,545	1,670,910
9,183	EPIROC AB, CLASS A	16,079	225,458
4,000	EPIROC AB, CLASS B	7,248	86,023
6,904	ESSITY AB, CLASS B	47,587	177,973
89,003	HEMNET GROUP AB	1,249,449	1,001,800
23,582	HEXAGON AB, CLASS B	51,744	229,450
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	411,881
36,804	INVESTOR AB, CLASS B	125,730	1,393,204
60,990	MIPS AB	2,372,157	1,516,472
1,190	SANDVIK AB	6,636	45,476
33,644	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	132,307	618,127
13,153	SPOTIFY TECHNOLOGY S.A.(b)	3,957,900	6,378,021
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	99,542
11,299	SVENSKA HANDELSBANKEN AB, CLASS A	51,168	147,534
3,126	SWEDBANK AB, CLASS A	42,878	106,134
15,300	VOLVO AB, CLASS B(d)	78,992	499,161
		13,790,391	19,803,916	1.71%
Switzerland:
174,412	ABB LTD. (REGISTERED)	3,202,599	14,185,396
106,246	AMRIZE LTD.(b)	3,324,969	5,908,622
384	AVOLTA A.G.(b)	8,928	23,034
4,215	BARRY CALLEBAUT A.G. (REGISTERED)	5,688,666	7,390,319
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	477,412
2	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	46,639	284,444
39,671	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,730,722	7,069,089
139,392	DSM-FIRMENICH A.G.	11,990,755	9,955,466
38,592	GARMIN LTD.	4,385,797	8,953,730
140	GIVAUDAN S.A. (REGISTERED)	76,496	473,523
331	HELVETIA BALOISE HOLDING A.G.	17,076	85,501
3,711	JULIUS BAER GROUP LTD.	74,659	273,458
53,953	KUROS BIOSCIENCES A.G. (REGISTERED)(b)	1,742,570	1,517,443
897	LONZA GROUP A.G. (REGISTERED)	50,452	573,891
249,595	MEDMIX A.G.(e)	3,322,920	2,693,853
56,806	MONTANA AEROSPACE A.G.(b)(e)	2,293,199	1,864,744
26,742	NESTLE S.A. (REGISTERED)	852,860	2,652,511
135,058	NOVARTIS A.G. (REGISTERED)	13,613,576	20,505,794
52,314	R&S GROUP HOLDING A.G.(b)	1,529,550	1,366,970
10,245	ROCHE HOLDING A.G.	1,317,906	4,045,401
773	SANDOZ GROUP A.G. ADR(c)	16,416	60,449
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	248,637

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
367	SGS S.A. (REGISTERED)	$14,320	38,844
3,304	SIKA A.G. (REGISTERED)	110,397	549,486
44,235	SMG SWISS MARKETPLACE GROUP A.G.(b)(e)	2,403,092	1,531,268
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	296,489
109,147	SPORTRADAR GROUP A.G., CLASS A(b)	2,165,814	1,827,121
384	SULZER A.G. (REGISTERED)	12,322	80,415
621	SWISS LIFE HOLDING A.G. (REGISTERED)	84,373	680,656
427,097	UBS GROUP A.G. (REGISTERED)	8,642,771	16,611,515
1,547	ZURICH INSURANCE GROUP A.G.	223,001	1,103,012
		70,111,002	113,328,493	9.80%
Taiwan:
15,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	724,741	1,857,430
394,000	LITE-ON TECHNOLOGY CORP.	2,141,087	1,771,907
345,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	8,844,388	19,449,526
53,000	UNIVERSAL MICROWAVE TECHNOLOGY, INC.	2,872,469	2,481,659
		14,582,685	25,560,522	2.21%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
187,927	3I GROUP PLC	6,416,969	6,157,803
2,834	ADMIRAL GROUP PLC	35,119	119,558
1,927,022	ADVANCEDADVT LTD.(b)(d)	3,544,862	4,208,501
73,631	AIRTEL AFRICA PLC(e)	344,941	339,679
405,445	ALLFUNDS GROUP PLC	2,200,197	3,995,102
42,921	ANGLO AMERICAN PLC	370,507	1,823,487
11,036	AON PLC, CLASS A	2,153,349	3,562,200
222,766	ASSOCIATED BRITISH FOODS PLC	5,565,058	5,575,411
11,748	ASTRAZENECA PLC	1,321,088	2,316,941
38,022	ASTRAZENECA PLC (NEW YORK STOCK EXCHANGE)	4,832,158	7,426,383
221,036	BABCOCK INTERNATIONAL GROUP PLC	1,654,662	3,404,748
491,513	BAE SYSTEMS PLC	6,609,586	14,307,443
59,692	BERKELEY GROUP HOLDINGS PLC(b)	3,419,049	2,736,203
80,993	BRITISH AMERICAN TOBACCO PLC	4,710,169	4,717,898
5,069	BUNZL PLC	39,524	151,866
8,193	BURBERRY GROUP PLC(b)	40,501	119,879
215,679	CNH INDUSTRIAL N.V.	2,091,194	2,372,469
275,306	COMPASS GROUP PLC	2,859,463	7,649,027
34,509	CRANSWICK PLC	2,074,005	2,400,779
473,974	DIAGEO PLC	12,284,268	8,806,581
4,248,182	ELEMENTIS PLC	8,701,546	8,411,850
3,589,149	ESSENTRA PLC	5,021,000	4,294,541
1,609,250	FDM GROUP HOLDINGS PLC	4,764,443	2,121,483
55,420	GENUS PLC	1,598,767	1,758,677
76,081	HSBC HOLDINGS PLC	641,481	1,244,931
25,000	INFORMA PLC	150,330	249,228
1,567	INTERTEK GROUP PLC	73,290	76,402
24,357,010	IQE PLC(b)(d)	3,950,067	7,866,302
147,689	J SAINSBURY PLC	287,671	663,218
1,222,715	KINGFISHER PLC	3,679,144	4,642,973
3,398,278	LLOYDS BANKING GROUP PLC	5,068,388	4,200,118
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	712,661
343,239	LSL PROPERTY SERVICES PLC	1,183,726	1,013,114
2,853,647	M&C SAATCHI PLC	6,535,920	4,286,994
9,085	M&G PLC	16,194	33,021
30,507	NATIONAL GRID PLC	382,627	514,316
1	NATWEST GROUP PLC	-	7
2,141	NEXT PLC	36,699	361,054
459,917	PEARSON PLC	5,612,341	6,035,068
856,374	PETS AT HOME GROUP PLC	2,567,848	2,053,896
7,957	RECKITT BENCKISER GROUP PLC	303,140	539,983
9,953	RELX PLC	68,808	330,175
146,401	RELX PLC (LONDON EXCHANGE)	1,656,364	4,826,724
215,991	RIGHTMOVE PLC	1,505,451	1,230,330
1,037,279	ROLLS-ROYCE HOLDINGS PLC	6,576,754	15,840,235

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
2,705,468	SABRE INSURANCE GROUP PLC(e)	$4,491,317	5,600,618
20,266	SAGE GROUP (THE) PLC	72,558	226,345
16,135	SEGRO PLC	32,606	140,315
4,954	SEVERN TRENT PLC	76,220	203,417
458,516	SHAWBROOK GROUP PLC(b)(e)	2,929,963	1,956,200
19,012	SHELL PLC	646,103	887,800
3,674	SHELL PLC ADR(c)	194,501	341,682
124,632	ST. JAMES'S PLACE PLC	2,180,317	1,960,342
108,800	STANDARD CHARTERED PLC	699,097	2,259,541
208,177	UNILEVER PLC	11,540,246	11,671,802
8,137	UNITED UTILITIES GROUP PLC	56,989	142,254
2,756	WHITBREAD PLC	54,937	83,767
26,097	WILLIS TOWERS WATSON PLC	6,076,573	7,586,398
		152,069,890	188,559,740	16.31%
United States:
217,570	ARCH CAPITAL GROUP LTD.(b)	8,087,556	20,884,544
119,002	AXALTA COATING SYSTEMS LTD.(b)	3,798,445	3,296,355
232,738	COUPANG, INC.(b)	4,560,345	4,394,093
24,903	FERGUSON ENTERPRISES, INC.	6,189,685	5,808,874
10,913	LINDE PLC	3,620,380	5,410,229
267,753	LUXFER HOLDINGS PLC	3,765,177	3,261,232
64,516	PHILIP MORRIS INTERNATIONAL, INC.	10,893,117	10,667,075
779	RB GLOBAL, INC.	82,538	74,708
24,371	SEAGATE TECHNOLOGY HOLDINGS PLC	4,535,804	9,547,583
52,384	SENSATA TECHNOLOGIES HOLDING PLC	2,073,058	1,844,965
4,941	SUNBELT RENTALS HOLDINGS, INC.	218,983	315,524
		47,825,088	65,505,182	5.66%
	Sub-total Common Stocks:	772,043,537	1,058,468,300	91.53%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.55%(g)	49,612	136,653
		49,612	136,653	0.01%
South Korea:
84,100	SAMSUNG ELECTRONICS CO. LTD., 1.46%(g)	3,266,293	6,696,170
		3,266,293	6,696,170	0.58%
	Sub-total Preferred Stocks:	3,315,905	6,832,823	0.59%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Convertible Bonds:
United Kingdom:
2,053,408	IQE PLC, 9.84%, 9/13/2026(h)	2,534,488	4,999,289
		2,534,488	4,999,289	0.43%
	Sub-total Convertible Bonds:	2,534,488	4,999,289	0.43%
Short-Term Investments:
10,976,288	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	10,976,288	10,976,288
73,273,744	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 3.54%(j)	73,273,744	73,273,744
	Sub-total Short-Term Investments:	84,250,032	84,250,032	7.29%
	Total Investments	$862,143,962	1,154,550,444	99.84%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.62% of net assets as of March 31, 2026.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
(d)	Security is either wholly or partially on loan.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Zero coupon bond. Yield disclosed as of March 31, 2026.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2025, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $78,409,502
with net sales of $5,135,758 during the three months ended March 31, 2026.

At March 31, 2026, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	26.48%
British Pound	16.91
United States Dollar	16.80
Japanese Yen	9.52
Swiss Franc	8.79
Other currencies	21.50
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund ("International Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2026.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,681,697	$15,382,655	$—	$21,064,352
Brazil	14,365,610	—	—	14,365,610
Canada	72,100,778	29,565	—	72,130,343
Denmark	44,614	3,676,851	—	3,721,465
Finland	5,107,748	6,234,019	—	11,341,767
France	7,703,032	62,219,474	—	69,922,506
Germany	1,835,230	82,853,586	—	84,688,816
Hong Kong	14,070,734	5,280,391	—	19,351,125
India	7,569,538	11,983,230	—	19,552,768
Indonesia	2,502,170	—	—	2,502,170
Ireland	32,449,329	11,695,784	—	44,145,113
Israel	5,825,841	3,805,698	—	9,631,539
Italy	2,033,540	16,555,129	—	18,588,669
Japan	27,767,059	76,263,800	—	104,030,859
Mexico	4,060,431	—	—	4,060,431
Netherlands	18,263,221	35,589,421	—	53,852,642
Russia	—	—	—*	—
Singapore	9,406,471	5,720,128	—	15,126,599
South Africa	1,734,269	51,596	—	1,785,865
Sweden	6,378,021	13,425,895	—	19,803,916
Switzerland	13,535,153	99,793,340	—	113,328,493
United Arab Emirates	—	—	—*	—
United Kingdom	60,032,091	128,527,649	—	188,559,740
United States	65,189,658	315,524	—	65,505,182

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2026 (unaudited)
	Level 1	Level 2	Level 3	Total
All other countries	$—	$101,408,330	$—	$101,408,330
Convertible Bonds	—	4,999,289	—	4,999,289
Preferred Stocks	—	6,832,823	—	6,832,823
Warrants	—	—	—*	—
Short-Term Investments	84,250,032	—	—	84,250,032
Total	$461,906,267	$692,644,177	$—	$1,154,550,444

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, convertible bonds, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2026.

(Continued)